As filed with the Securities and Exchange Commission on December 8, 2005
                                                1933 Act File No. 333-
                                                1940 Act File No. 811-21838

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                  /X/
                         PRE-EFFECTIVE AMENDMENT NO.                    / /
                          POST-EFFECTIVE AMENDMENT NO.                  / /


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 /X/
                                  AMENDMENT NO.                         / /
                        (Check appropriate box or boxes)

                      FEDERATED COVERED CALL TREASURY FUND
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         FEDERATED INVESTORS TOWER, PITTSBURGH, PENNSYLVANIA 15222-3779
         --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (412) 288-1900
        -----------------------------------------------------------------

                           JOHN W. MCGONIGLE, ESQUIRE,
         FEDERATED INVESTORS TOWER, PITTSBURGH, PENNSYLVANIA 15222-3779
         --------------------------------------------------------------
                     Name and Address (of Agent for Service)

                          Copies of Communications to:

                              Mark P. Goshko, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                 75 State Street
                           Boston, Massachusetts 02109

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

     It is proposed that this filing will become effective (check appropriate box):
         / / when declared effective pursuant to Section 8(c)


                          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===================================================================================================================
                                                              Proposed          Proposed
                                         Amount Being         Maximum            Maximum            Amount of
                                          Registered          Offering          Aggregate       Registration Fees
Title of Securities Being Registered          (1)          Price Per Unit    Offering Price          (1)(2)
                                                                (1)                (1)
-------------------------------------------------------------------------------------------------------------------
Common Shares of Beneficial
Interest, $0.01 par value                   50,000             $20.00          $1,000,000            $107.00

===================================================================================================================

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities
Act of 1933.

(2) Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

                      ------------------------------------



     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED DECEMBER 8, 2005

      PROSPECTUS                                                  (LOGO)

                                     SHARES
                      FEDERATED COVERED CALL TREASURY FUND
                                  COMMON SHARES
                                $20.00 PER SHARE

                                ----------------


      INVESTMENT OBJECTIVES. Federated Covered Call Treasury Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is to provide current income. No assurance can be given that the Fund's investment objective will be achieved.

      PORTFOLIO MANAGEMENT STRATEGIES. Under normal market conditions, the Fund's investment program will consist primarily of (1) owning a portfolio of U.S. Government securities and U.S. Government Agency securities that pay interest in an attempt to generate current income and (2) selling call options on a continuous basis on individual or baskets of U.S. Government securities and U.S. Government Agency securities held by the Fund and/or options on futures on U.S. Government securities and U.S. Government Agency securities in an attempt to generate gains from option premiums (the "Option Strategy"). (CONTINUED ON INSIDE FRONT COVER)

      BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. THE SHARES OF CLOSED-END INVESTMENT COMPANIES OFTEN TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE, WHICH MAY INCREASE INVESTORS' RISK OF LOSS. THIS RISK MAY BE GREATER FOR INVESTORS EXPECTING TO SELL THEIR COMMON SHARES IN A RELATIVELY SHORT PERIOD AFTER COMPLETION OF THE PUBLIC OFFERING.

                                ----------------

      INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS AND SHOULD NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM. RISKS ARE DESCRIBED IN THE "RISK FACTORS" SECTION BEGINNING ON PAGE [ ] OF THIS PROSPECTUS.

      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                ----------------

                                                         PER SHARE     TOTAL (3)
      Public offering price........................      $[20.00]          $
      Sales load(1)................................      $ [ .90]          $
      Estimated offering expenses..................      $  [.04]          $
      Proceeds, after expenses, to the Fund(2).....      $[19.06]          $

(1) The Fund's Adviser (and not the Fund) will pay certain additional compensation to [ ], [ ], and [ ]. See "Underwriting." The Fund's Adviser (and not the Fund) will pay [ ] for services provided pursuant to an agreement between [ ] and the Fund's Adviser. See "underwriting." The total compensation received by the Underwriters will not exceed 9.0% of the aggregate initial offering price of the common shares offered hereby.
(2) In addition to the sales load, the Fund will pay offering expenses of up to $0.04 per share, estimated to total $[ ], which will reduce the "Proceed to the Fund" (above). The Adviser or an affiliate has agreed to pay the amount by which the aggregate of all the Fund's offering costs (other than sales loads) exceeds $0.04 per share. The Adviser, or an affiliate has agreed to reimburse all Fund organizational costs.
(3) The Underwriters may also purchase up to [ ] additional common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated offering expenses and proceeds to the Fund will be $[ ], %[ ], $[ ], and $[ ], respectively.

      The Underwriters expect to deliver the common shares to purchasers on or about [ ], 2006.


        [      ], 2006

(CONTINUED FROM PREVIOUS PAGE)
      Under normal market conditions and after the initial investment period of up to approximately three months following completion of this offering, the Fund will invest at least 80% of the value of its net assets in U.S. Government securities. The Fund may invest up to 20% of its net assets in U.S. Government Agency securities. For purposes of the Fund's investments, U.S. Government securities are direct obligations of the U.S. Treasury including U.S. Treasury notes, bills and bonds.

      The Fund will seek to generate current earnings in part by employing an option strategy of writing (selling) call options on the Fund's portfolio on Government securities and U.S. Government Agency securities and/or options on futures on U.S. Government securities and U.S. Government Agency securities. The Fund expects to sell options on a continuous basis on substantially the full value of its holdings of U.S. Government securities or U.S. Government Agency securities or futures on U.S. Government securities or U.S. Government Agency securities. Under normal market conditions, at least 80% of the value of the Fund's total assets will be subject to written call options. Under the Option Strategy, the Fund will write call options such that the value of the securities underlying such options does not exceed the value of the Fund's portfolio. While the Fund will receive premiums under the Option Strategy, the Fund gives up any potential increase in the value of the securities above the exercise price specified in the written call option through the expiration date of the call option. In addition, up to 20% of the value of the Fund's total assets may be subject to written index call options.

      This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. Copies of the Fund's semi-annual and annual reports may be obtained without charge by writing to the Fund at its address at 5800 Corporate Drive Pittsburgh, PA 15237-7000 or by calling the Fund at 1-800-341-7400. Copies of the Fund's semi-annual and annual reports may also be obtained without charge at www.federatedinvestors.com. In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the annual and semi-annual reports and other information regarding registrants that file electronically with the Securities and Exchange Commission.

      EXCHANGE LISTING. The Fund intends to apply for listing of its Common Shares on the New York Stock Exchange under the symbol "[ ]."

      The Adviser believes that the Fund may be an appropriate investment vehicle for investors seeking the potential for current income

      This prospectus sets forth concisely information you should know before investing in the shares of the Fund. Please read and retain this prospectus for future reference. A Statement of Additional Information dated [ ], 2006 has been filed with the Securities and Exchange Commission and can be obtained without charge by calling 1-800-225-6265 or by writing to the Fund. A table of contents to the Statement of Additional Information is located at page [ ] of this prospectus. This prospectus incorporates by reference the entire Statement of Additional Information. The Statement of Additional Information is available along with shareholder reports and other Fund-related materials: at the Securities Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the reference room); from the EDGAR database on the Securities Exchange Commission's internet site (http://www.sec.gov); upon payment of copying fees by writing to the Securities Exchange Commission's public reference section, Washington, DC 20549-0102; or by electronic mail at publicinfo@sec.gov. The Fund's address is 5800 Corporate Drive Pittsburgh, PA 15237-7000.

      The Fund's shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

   You should rely only on the information contained or incorporated by reference in this prospectus. The Fund has not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should not assume that the information provided by this prospectus is accurate as of any date other than the date on the front of this prospectus. The Fund's business, financial condition and results of operations may have changed since the date of this prospectus.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Prospectus Summary.........................................................
Summary of Fund Expenses...................................................
The Fund...................................................................
Use of Proceeds............................................................
Investment Objectives and Policies.........................................
Risk Factors...............................................................
Management of the Fund.....................................................
Distributions..............................................................
Federal Income Tax Matters.................................................
Dividend Reinvestment Plan.................................................
Description of Capital Structure...........................................
Underwriting...............................................................
Custodian and Transfer Agent...............................................
Legal Opinions.............................................................
Reports to Shareholders....................................................
Independent Registered Public Accounting Firm..............................
Additional Information.....................................................
Table of Contents for the Statement of Additional Information..............
The Fund's Privacy Policy..................................................

                           --------------------------

   Until [ ], 2006 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                               PROSPECTUS SUMMARY

   This is only a summary. This summary may not contain all of the information that you should consider before investing in the Federated Covered Call Treasury Fund's common shares. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information, especially the information set forth under the heading "Investment Objectives and Policies" and "Risk Factors."


THE FUND...........................           Federated Covered Call Treasury
                                              Fund (the "Fund") is a newly
                                              organized, diversified, closed-end
                                              management investment company. The
                                              Fund's investment objective is to
                                              provide current income. An
                                              investment in the Fund may not be
                                              appropriate for all investors. No
                                              assurances can be given that the
                                              Fund's investment objective will
                                              be achieved.

THE OFFERING.......................           The Fund is offering [ ] common
                                              shares of beneficial interest, par
                                              value $0.01 per share at an
                                              initial offering price of $[20.00]
                                              per share through a group of
                                              underwriters led by [ ]. The
                                              common shares of beneficial
                                              interest are called "Common
                                              Shares." You must purchase at
                                              least 100 shares of Common Shares.
                                              The underwriters may purchase up
                                              to an additional [ ] shares of
                                              Common Shares within 45 days from
                                              the date of this prospectus to
                                              cover overallotments, if any.
                                              Federated investment Management
                                              Company (the "Adviser") has agreed
                                              to pay organizational expenses and
                                              offering costs (other than the
                                              sales load) that exceeds [$0.04]
                                              per Common Share. See
                                              "Underwriting."

INVESTMENT OBJECTIVES AND STRATEGIES          The Fund's investment objective is
                                              to provide current income. No
                                              assurance can be given that the
                                              Fund's investment objective will
                                              be achieved.

                                              Under normal market conditions,
                                              the Fund's investment program will
                                              consist primarily of (1) owning a
                                              portfolio of U.S. Government
                                              securities and U.S. Government
                                              Agency securities that pay
                                              interest in an attempt to generate
                                              current income and (2) selling
                                              call options on a continuous basis
                                              on individual or baskets of U.S.
                                              Government securities and U.S.
                                              Government Agency securities held
                                              by the Fund and/or options on
                                              futures on U.S. Government
                                              securities and U.S. Government
                                              Agency securities, in an attempt
                                              to generate gains from option
                                              premiums (the "Option Strategy").

                                              Under normal market conditions and
                                              after the initial investment
                                              period of up to approximately
                                              three months following completion
                                              of this offering, the Fund will
                                              invest at least 80% of the value
                                              of its net assets in U.S.
                                              Government securities. The Fund
                                              may invest up to 20% of its net
                                              assets in U.S. Government Agency
                                              securities. For purposes of the
                                              Fund's investments, U.S.
                                              Government securities are direct
                                              obligations of the U.S. Treasury
                                              including U.S. Treasury notes,
                                              bills and bonds. U.S. Government
                                              Agency securities, as used in this
                                              prospectus, include debt
                                              securities issued and/or
                                              guaranteed as to principal and
                                              interest by U.S. Government
                                              agencies, U.S. Government
                                              sponsored enterprises and U.S.
                                              Government instrumentalities that
                                              are not direct obligations of the
                                              United States. These securities
                                              may not be backed by the full
                                              faith and credit of the United
                                              States. U.S. Government-sponsored
                                              enterprises and instrumentalities
                                              are not agencies of the U.S.
                                              Government. See "Investment
                                              Objective and Policies -- Primary
                                              Investment Types -- U.S.
                                              Government Securities and U.S.
                                              Government Agency Securities."
                                              Initially, the Fund is expected to
                                              have a duration of approximately
                                              between three and ten years,
                                              although the Adviser retains the
                                              flexibility to adjust duration in
                                              its judgment.

                                              The Fund will seek to generate
                                              current earnings in part by
                                              employing an option strategy of
                                              writing (selling) call options on
                                              the Fund's portfolio on Government
                                              securities and U.S. Government
                                              Agency securities or on futures on

                                              U.S. Government securities or U.S.
                                              Government Agency securities. The
                                              Fund expects to sell options on a
                                              continuous basis on substantially
                                              the full value of its holdings of
                                              U.S. Government securities or U.S.
                                              Government Agency securities or
                                              futures on U.S. Government
                                              securities or U.S. Government
                                              Agency securities. Under normal
                                              market conditions, at least 80% of
                                              the value of the Fund's total
                                              assets will be subject to written
                                              call options, including call
                                              options on futures on Government
                                              securities or U.S. Government
                                              Agency securities. Under the
                                              Option Strategy, the Fund will
                                              write call options such that the
                                              value of the securities underlying
                                              such options does not exceed the
                                              value of the Fund's portfolio.
                                              While the Fund will receive
                                              premiums under the Option
                                              Strategy, the Fund gives up any
                                              potential increase in the value of
                                              the securities above the exercise
                                              price specified in the written
                                              call option through the expiration
                                              date of the call option. In
                                              addition, up to 20% of the value
                                              of the Fund's total assets may be
                                              subject to written index call
                                              options.

                                              The options written by the Fund
                                              may be either exchange-traded or
                                              traded over-the-counter. The Fund
                                              may write (sell) call options that
                                              are either "European style" or
                                              "American style". "European style"
                                              call options may be exercised only
                                              on the expiration date. "American
                                              style" call options may be
                                              exercised at any point up to and
                                              including the expiration date.

                                              As the seller of call options, the
                                              Fund will receive cash (the
                                              premium) from option purchasers.
                                              The purchaser of a call option has
                                              the right to purchase the security
                                              at the price set in the contract
                                              (exercise or strike price) as of a
                                              specified date in the future (the
                                              option valuation date). The Fund
                                              earns money from the premium
                                              received for the contract. The
                                              Fund will generally write (sell)
                                              call options that are
                                              "out-of-the-money" or
                                              "at-the-money" at the time of
                                              sale. A call option is
                                              out-of-the-money if the strike
                                              price is greater than the
                                              underlying futures price; whereas
                                              an option is at-the-money when the
                                              underlying futures price equals,
                                              or nearby equals, the strike
                                              price. In addition to providing
                                              possible gains through premiums,
                                              out-of-the-money call options
                                              allow the Fund to potentially
                                              benefit from appreciation in the
                                              U.S. Government securities or U.S.
                                              Government Agency securities held
                                              by the Fund with respect to which
                                              the option was written, up to the
                                              exercise price. The Fund also
                                              reserves the right to sell call
                                              options that are "in-the-money"
                                              (I.E., those with an exercise
                                              price below the principal value of
                                              the security at the time of sale).
                                              When the price of the security
                                              upon which a call option is
                                              written rises, call options that
                                              were out-of-the-money when written
                                              may become in-the-money (I.E., the
                                              principal value of the security
                                              rises above the exercise price of
                                              the option), thereby increasing
                                              the likelihood that the options
                                              will be exercised and the Fund
                                              will be forced to sell the
                                              security at the exercise price
                                              upon the purchaser's exercise of
                                              the option.

                                              Initially, the Fund expects that
                                              it will primarily write call
                                              options whose terms to expiration
                                              range from [one to three months.]
                                              The Fund reserves the right to
                                              sell call options of both longer
                                              and shorter terms

                                              The Adviser will attempt to
                                              maintain for the Fund written call
                                              options positions on U.S.
                                              Government securities or U.S.
                                              Government Agency securities or
                                              futures on U.S. Government
                                              securities whose price movements,
                                              taken in the aggregate, are
                                              correlated with the price
                                              movements of the U.S. Government
                                              securities and U.S. Government
                                              Agency securities held in the
                                              Fund's portfolio. In doing so, the
                                              Adviser will consider data
                                              relating to the Fund's holdings,
                                              including interest rates, maturity
                                              and coupon rate. The Fund cannot
                                              guarantee that the Option Strategy
                                              will be effective. See "Risk
                                              Factors -- Risks Associated with
                                              Writing Call Options."

                                              The Fund's policies, under normal
                                              market conditions, that the Fund
                                              will invest at least 80% of its
                                              total assets in a portfolio of
                                              U.S. Government securities and
                                              that at least 80% of the value of
                                              the Fund's total assets will be
                                              subject to written call options on
                                              a continuous basis are
                                              non-fundamental policies and may
                                              be changed by the Fund's Board of
                                              Trustees (the "Board") without
                                              Common Shareholder approval
                                              following the provision of 60 days
                                              prior written notice to Common
                                              Shareholders.

                                              The Adviser believes that a
                                              strategy of owning a portfolio of
                                              U.S. Government securities or U.S.
                                              Government Agency securities and
                                              selling covered call options or
                                              options on futures on U.S.
                                              Government securities or U.S.
                                              Government Agency securities can
                                              provide current income. The
                                              Adviser will be responsible for
                                              managing the Fund's overall
                                              investment management program,
                                              including the selection of the
                                              Fund's portfolio securities and
                                              the implementation of the Option
                                              Strategy. The Fund's Option
                                              Strategy is designed to produce
                                              current cash flow from option
                                              premiums. The Option Strategy is
                                              not designed for speculative
                                              purposes.

                                              The Fund expects to sell call
                                              options on a continuous basis on
                                              substantially the full value of
                                              its portfolio holdings. Under
                                              normal market conditions, at least
                                              80% of the value of the Fund's
                                              total assets will be subject to
                                              written call options, including
                                              call options on futures on
                                              Government securities or U.S.
                                              Government Agency securities. The
                                              Adviser does not intend to sell
                                              call options representing amounts
                                              greater than the value of the
                                              Fund's portfolio holdings (i.e.
                                              take a "naked position), except
                                              that the Fund may sell options on
                                              futures on Government securities.
                                              In addition, up to 20% of the
                                              value of the Fund's total assets
                                              may be subject to written index
                                              call options.

LISTING............................           The Fund intends to apply for
                                              listing of its Common Shares on
                                              the New York Stock Exchange under
                                              the symbol "[ ]."

THE ADVISER........................           Federated Investment Management
                                              Company, (the "Adviser"), provides
                                              advisory services and management
                                              services to the Fund. For its
                                              services, the Fund pays the
                                              Adviser a [monthly] fee at the
                                              annual rate of [ %] of the Fund's
                                              average daily net asset value.
                                              [The Adviser has contractually
                                              agreed to reimburse the Fund for
                                              fees and expenses that exceed %
                                              annually.] See "Summary of Fund
                                              Expenses." Federated Investors,
                                              Inc. is one of the largest
                                              investment managers in the United
                                              States, managing $207.4 billion in
                                              assets as of September 30, 2005.
                                              With 138 mutual funds and
                                              separately managed accounts in a
                                              wide range of investment
                                              strategies, Federated provides
                                              comprehensive investment
                                              management to nearly 5,600
                                              institutions and intermediaries
                                              including corporations, government
                                              entities, insurance companies,
                                              foundations and endowments, banks
                                              and broker/dealers.

DISTRIBUTIONS......................           Commencing with the Fund's first
                                              distribution, the Fund intends to
                                              make regular monthly cash
                                              distributions to Common
                                              Shareholders. To permit the Fund
                                              to maintain more stable
                                              distributions, distribution rates
                                              will be based on projected annual
                                              income available for distribution.
                                              As a result, the distributions
                                              paid by the Fund for any
                                              particular month may be more or
                                              less than the amount of income
                                              available for distribution from
                                              that month. In certain
                                              circumstances, the Fund may be
                                              required to sell a portion of its
                                              investment portfolio to fund
                                              distributions. Distributions will
                                              reduce the Common Shares' net
                                              asset value. The amount of each
                                              monthly distribution will vary
                                              depending on a number of factors,
                                              including the asset mix and the
                                              Fund's use of hedging. As
                                              portfolio and market conditions
                                              change, the rate of distributions
                                              on the Common Shares and the
                                              Fund's distribution policy could
                                              change. In its distributions, the
                                              Fund intends to include amounts
                                              attributable to the imputed
                                              interest derived from certain
                                              derivative positions. [In certain
                                              circumstances, this practice may
                                              result in a portion of
                                              distributions to Common
                                              Shareholders being characterized
                                              as return of capital for federal
                                              income tax purposes as discussed
                                              below.] The Board may modify its
                                              distribution policy at any time
                                              without obtaining the approval of
                                              Common Shareholders. The initial
                                              distribution is expected to be
                                              declared approximately [45] days
                                              and paid approximately [60 to 90]
                                              days after the completion of this
                                              offering, depending on market
                                              conditions. See "Distributions"
                                              and "Federal Income Tax Matters."

                                              The net investment income of the
                                              Fund will consist of all interest
                                              income accrued on portfolio
                                              investments, short-term capital
                                              gain (including short-term gains
                                              on terminated option positions and
                                              gains on the sale of portfolio
                                              investments held for one year or
                                              less) in excess of long-term
                                              capital loss and income from
                                              certain hedging transactions, less
                                              all expenses of the Fund. Expenses
                                              of the Fund will be accrued each
                                              day. Substantially all of the
                                              Fund's investment company taxable
                                              income will be distributed each
                                              year. In addition, at least
                                              annually, the Fund intends to
                                              distribute any net capital gain
                                              (which is the excess of net
                                              long-term capital gain over net
                                              short-term capital loss). To the
                                              extent that the Fund's net
                                              investment income and net capital
                                              gain for any year exceed the total
                                              monthly distributions paid during
                                              the year, the Fund will make a
                                              special distribution at or near
                                              year-end of such excess amount as
                                              may be required. If the Fund's
                                              total monthly distributions in any
                                              year exceed the amount of its net
                                              investment income and net capital
                                              gain for the year, any such excess
                                              would be characterized as a return
                                              of capital for federal income tax
                                              purposes. Under the 1940 Act, for
                                              any distribution that includes
                                              amounts from sources other than
                                              net income, the Fund is required
                                              to provide the Common Shareholders
                                              a written statement regarding the
                                              components of such distribution.
                                              Such a statement will be provided
                                              at the time of any distribution
                                              believed to include any such
                                              amounts.

                                              If, for any calendar year, the
                                              total distributions made exceed
                                              the Fund's net investment taxable
                                              income and net capital gain, the
                                              excess will, for federal income
                                              tax purposes, be treated as a
                                              tax-free return of capital to each
                                              Common Shareholder (up to the
                                              amount of the Common Shareholder's
                                              basis in his or her Common Shares)
                                              and thereafter as gain from the
                                              sale of Common Shares. The amount
                                              treated as a tax-free return of
                                              capital will reduce the Common
                                              Shareholder's adjusted basis in
                                              his or her Common Shares, thereby
                                              increasing his or her potential
                                              gain or reducing his or her
                                              potential loss on the subsequent
                                              sale of his or her Common Shares.
                                              Distributions in any year may or
                                              may not include a substantial
                                              return of capital component.

                                              Common Shareholders may
                                              automatically reinvest some or all
                                              of their distributions in
                                              additional Common Shares under the
                                              Fund's dividend reinvestment plan.
                                              See "Distributions" and "Dividend
                                              Reinvestment Plan."

DIVIDEND REINVESTMENT PLAN.........           The Fund has established a
                                              dividend reinvestment plan (the
                                              "Plan"). Under the Plan, unless
                                              the registered owner of Common
                                              Shares elects to receive cash
                                              distributions (by contacting the
                                              plan administrator) all
                                              distributions will be
                                              automatically reinvested in
                                              additional Common Shares either
                                              purchased in the open market or
                                              newly issued by the Fund if the
                                              Common Shares are trading at or
                                              above their net asset value.
                                              Common Shareholders who elect not
                                              to participate in the Plan will
                                              receive all distributions in cash
                                              paid by check mailed directly to
                                              them by [ ], as dividend paying
                                              agent. Common Shareholders who
                                              intend to hold their Common Shares
                                              through a broker or nominee should
                                              contact such broker or nominee to
                                              determine whether or how they may
                                              participate in the Plan. See
                                              "Dividend Reinvestment Plan."

CLOSED-END STRUCTURE...............           Closed-end funds differ from
                                              traditional, open-end management
                                              investment companies (commonly
                                              referred to as mutual funds) in
                                              that closed-end funds generally
                                              list their shares for trading on a
                                              securities exchange and do not
                                              redeem their shares at the option
                                              of the shareholder. By comparison,
                                              mutual funds issue securities that
                                              are redeemable at net asset value
                                              at the option of the shareholder
                                              and typically engage in a
                                              continuous offering of their
                                              shares.

                                              Shares of closed-end funds
                                              frequently trade at a discount
                                              from their net asset value. In
                                              recognition of this possibility
                                              and that any such discount may not
                                              be in the interest of Common
                                              Shareholders, the Fund's Board, in
                                              consultation with the Adviser,
                                              from time to time may review
                                              possible actions to reduce any
                                              such discount. The Board might
                                              consider open market repurchases
                                              or tender offers for Common Shares
                                              at net asset value. There can be
                                              no assurance that the Board will
                                              decide to undertake any of these
                                              actions or that, if undertaken,
                                              such actions would result in the
                                              Common Shares trading at a price
                                              equal to or close to net asset
                                              value per Common Share. The Board
                                              might also consider the conversion
                                              of the Fund to an open-end mutual
                                              fund. The Board believes, however,
                                              that the closed-end structure is
                                              desirable, given the Fund's
                                              investment objectives and
                                              policies. Investors should assume,
                                              therefore, that it is highly
                                              unlikely that the Board would vote
                                              to convert the Fund to an open-end
                                              investment company.

SPECIAL RISK CONSIDERATIONS........           The following describes various
                                              principal risks of investing in
                                              the Fund. A more detailed
                                              description of these and other
                                              risks of investing in the Fund are
                                              described under "Risk Factors" in
                                              this Prospectus and under
                                              "Additional Investment Information
                                              and Restrictions" in the Fund's
                                              Statement of Additional
                                              Information.

                                              NO OPERATING HISTORY. The Fund is
                                              a newly organized, diversified
                                              closed-end investment company with
                                              no history of operations and is
                                              designed for long-term investors
                                              and not as a trading vehicle.

                                              MARKET PRICE OF SHARES. The shares
                                              of closed-end management
                                              investment companies often trade
                                              at a discount from their net asset
                                              value, and the Common Shares may
                                              likewise trade at a discount from
                                              net asset value. The trading price
                                              of the Common Shares may be less
                                              than the public offering price.
                                              The risk will be greater for
                                              investors who sell their Common
                                              Shares in a relatively short
                                              period after completion of the
                                              public offering. Net asset value
                                              will be reduced following the
                                              offering by the underwriting
                                              discount and the amount of
                                              offering expenses paid by the
                                              Fund.

                                              INVESTMENT AND MARKET RISK. An
                                              investment in Common Shares is
                                              subject to investment risk,
                                              including the possible loss of the
                                              entire principal amount invested.
                                              An investment in Common Shares
                                              represents an indirect investment
                                              in the securities owned by the
                                              Fund. The value of these
                                              securities like other market
                                              investments may fluctuate. Because
                                              the Fund intends to sell call
                                              options on a continuous basis on
                                              substantially the full value of
                                              its portfolio holdings, the Fund's
                                              appreciation potential from its
                                              investments in U.S. Government
                                              securities and U.S. Government
                                              Agency securities will be limited.
                                              The Common Shares at any point in
                                              time may be worth less than the
                                              original investment, even after
                                              taking into account any
                                              reinvestment of distributions.

                                              ISSUER RISK. Issuer risk is the
                                              risk that the value of securities
                                              may decline for a number of
                                              reasons directly related to the
                                              issuer or borrower.

                                              INTEREST RATE RISK. The value of
                                              Fund shares will usually change in
                                              response to interest rate
                                              fluctuations. When interest rates
                                              decline, the value of fixed-rate
                                              securities held by the Fund can be
                                              expected to rise, although the
                                              Fund is not likely to capture any
                                              or all of this increase due to the
                                              Fund's Option Strategy.
                                              Conversely, when interest rates
                                              rise, the value of fixed-rate
                                              securities held by the Fund can be
                                              expected to decline. Prices of
                                              longer term securities generally
                                              change more in response to
                                              interest rate changes than prices
                                              of shorter term securities.
                                              Because U.S. interest rates have
                                              recently been at or near their
                                              lowest levels in many years, there
                                              is a greater than normal risk that
                                              interest rates will continue to
                                              rise and cause the value of the
                                              Fund's portfolio to decline in
                                              value. Fluctuations in the value
                                              of fixed-rate securities held by
                                              the Fund will not effect interest
                                              income received on the securities,
                                              but will be reflected in the
                                              Fund's net asset value.

                                              RISK ASSOCIATED WITH U.S.
                                              GOVERNMENT AGENCY SECURITIES. U.S.
                                              Government Agency securities,
                                              including securities issued by
                                              U.S. Government-sponsored
                                              enterprises and instrumentalities
                                              are not direct obligations of the
                                              United States and may not be
                                              backed by the full faith and
                                              credit of the United States.
                                              Certain U.S. Government-sponsored
                                              enterprises (such as the
                                              Government National Mortgage
                                              Association) are backed by the
                                              full faith and credit of the U.S.
                                              Government. However, other
                                              government-sponsored enterprises
                                              (such as the Federal National
                                              Mortgage Association, the Federal
                                              Home Loan Mortgage Corporation and
                                              the Federal Home Loan Banks) are
                                              not backed by the full faith and
                                              credit of the U.S. Government.
                                              Such enterprises are supported
                                              only by the discretionary
                                              authority of the U.S. Government
                                              to purchase the enterprises'
                                              obligations, and therefore are
                                              subject to increased credit risk.
                                              The Federal National Mortgage
                                              Association and the Federal Home
                                              Loan Mortgage Corporation has each
                                              been the subject of investigations
                                              by federal regulators over certain
                                              accounting matters. Such
                                              investigations, and any resulting
                                              restatements of financial
                                              statements, may adversely affect
                                              the credit quality, availability
                                              or investment character of the
                                              securities issued or guaranteed by
                                              these entities. Congress has been
                                              considering legislation that would
                                              affect the regulation of these
                                              institutions. To the extent that
                                              legislation or federal regulators
                                              impose additional requirements or
                                              restrictions with respect to the
                                              ability of such institutions to
                                              issue or guarantee securities,
                                              particularly in connection with
                                              highly leveraged transactions, the
                                              availability of government
                                              agency-issued or -guaranteed
                                              securities for investment may be
                                              adversely affected. Further, such
                                              legislation or regulation could
                                              depress the market value of
                                              government agency-issued or
                                              -guaranteed securities.

                                              RISKS ASSOCIATED WITH WRITING CALL
                                              OPTIONS. There are numerous risks
                                              associated with transactions in
                                              options on securities. A decision
                                              as to whether, when and how to use
                                              options involves the exercise of
                                              skill and judgment, and even a
                                              well-conceived transaction may be
                                              unsuccessful to some degree
                                              because of market behavior or
                                              unexpected events. As the writer
                                              of a covered call option, the Fund
                                              forgoes, during the option's life,
                                              the opportunity to profit from
                                              increases in the market value of
                                              the security covering the call
                                              option above the sum of the option
                                              premium received and the exercise
                                              price of the call, but has
                                              retained the risk of loss, minus
                                              the option premium received,
                                              should the price of the underlying
                                              security decline. The writer of an
                                              option has no control over when
                                              during the exercise period of the
                                              option it may be required to
                                              fulfill its obligation as a writer
                                              of the option. Once an option
                                              writer has received an exercise
                                              notice, it cannot effect a closing
                                              purchase transaction in order to
                                              terminate its obligation under the
                                              option and must deliver the
                                              underlying security at the
                                              exercise price. Thus, the use of
                                              options may require the Fund to
                                              sell portfolio securities at
                                              inopportune times or for prices
                                              other than current market values,
                                              may limit the amount of
                                              appreciation the Fund can realize
                                              on an investment, or may cause the
                                              Fund to hold a security that it
                                              might otherwise sell. Call options
                                              may not correlate exactly with a
                                              change in the market value of the
                                              underlying security which may
                                              impact the Fund's NAV.

                                              The Fund's  ability  to  terminate
                                              over-the-counter  options  will be
                                              more     limited     than     with
                                              exchange-traded options and may
                                              involve the risk that
                                              broker-dealers participating in
                                              such transactions will not fulfill
                                              their obligations. If the Fund
                                              were unable to close out a covered
                                              call option that it had written on
                                              a security, it would not be able
                                              to sell the underlying security
                                              unless the option expired without
                                              exercise.

                                              The Fund generally will effect
                                              option transactions in
                                              "over-the-counter" markets.
                                              Participants in these markets are
                                              typically not subject to credit
                                              evaluation and regulatory
                                              oversight as are members of
                                              "exchange based" markets. By
                                              engaging in option transactions in
                                              these markets, the Fund may take a
                                              credit risk with regard to parties
                                              with which it trades and also may
                                              bear the risk of settlement
                                              default. These risks may differ
                                              materially from those involved in
                                              exchange-traded transactions,
                                              which generally are characterized
                                              by clearing organization
                                              guarantees, daily
                                              marking-to-market and settlement,
                                              and segregation and minimum
                                              capital requirements applicable to
                                              intermediaries. Transactions
                                              entered into directly between two
                                              counterparties generally do not
                                              benefit from these protections,
                                              which in turn may subject the Fund
                                              to the risk that a counterparty
                                              will not settle a transaction in
                                              accordance with agreed terms and
                                              conditions because of a dispute
                                              over the terms of the contract or
                                              because of a credit or liquidity
                                              problem. Such "counterparty risk"
                                              is increased for contracts with
                                              longer maturities when events may
                                              intervene to prevent settlement.
                                              The ability of the Fund to
                                              transact business with any one or
                                              any number of counterparties, the
                                              lack of any independent evaluation
                                              of the counterparties or their
                                              financial capabilities, and the
                                              absence of a regulated market to
                                              facilitate settlement, may
                                              increase the potential for losses
                                              to the Fund.

                                              The hours of trading for options
                                              may not conform to the hours
                                              during which the underlying
                                              securities are traded. To the
                                              extent that the options markets
                                              close before the markets for the
                                              underlying securities, significant
                                              price and rate movements can take
                                              place in the underlying markets
                                              that would not be reflected
                                              concurrently in the options
                                              markets.

                                              RISKS OF SELLING INDEX CALL
                                              OPTIONS. Up to 20% of the value of
                                              the Fund's total assets may be
                                              subject to written index call
                                              options. Index options are call
                                              options on a financial index. The
                                              purchaser of an index call option
                                              has the right to any appreciation
                                              in the value of the index over the
                                              exercise price of the call option
                                              as of the valuation date of the
                                              option. Because their exercise is
                                              settled in cash, sellers of index
                                              call options such as the Fund
                                              cannot provide in advance for
                                              their potential settlement
                                              obligations by acquiring and
                                              holding the underlying securities.

                                              A decision as to whether, when and
                                              how to use options involves the
                                              exercise of skill and judgment,
                                              and even a well-conceived and
                                              well- executed options program may
                                              be adversely affected by market
                                              behavior or unexpected events. As
                                              the writer of index call options,
                                              the Fund will forgo, during the
                                              option's life, the opportunity to
                                              profit from increases in the value
                                              of the applicable index above the
                                              sum of the option premium received
                                              and the exercise price of the call
                                              option, but retains the risk of
                                              loss, minus the option premium
                                              received, should the value of the
                                              applicable index decline. When a
                                              call option is exercised, the Fund
                                              will be required to deliver an
                                              amount of cash determined by the
                                              excess of the value of applicable
                                              index at contract termination over
                                              the exercise price of the option.
                                              Thus, the exercise of index call
                                              options sold by the Fund may
                                              require the Fund to sell portfolio
                                              securities to generate cash at
                                              inopportune times or for
                                              unattractive prices.

                                              EXTENSION RISK. The risk that
                                              certain obligations will be paid
                                              off more slowly by the obligor
                                              than anticipated causing the value
                                              of these securities to fall.

                                              CREDIT RISK. Credit risk is the
                                              risk that the issuer will be
                                              unable to pay the interest or
                                              principal when due. Changes in an
                                              issuer's credit rating or the
                                              market's perception of an issuer's
                                              creditworthiness may also affect
                                              the value of the Fund's investment
                                              in the issuer. The degree of
                                              credit risk depends on both the
                                              financial condition of the issuer
                                              and the terms of the obligation.

                                              Obligations issued or guaranteed
                                              by the U.S. Government are
                                              considered to have minimal credit
                                              risk. Obligations issued or
                                              guaranteed by U.S. Government
                                              agencies or U.S.
                                              Government-sponsored enterprises
                                              and instrumentalities, which are
                                              generally not supported by the
                                              full faith and credit of the
                                              United States, may be more exposed
                                              to credit risk.

                                              CALL AND REDEMPTION RISK. A bond's
                                              issuer may call a bond for
                                              redemption before it matures. If
                                              this happens to a bond the Fund
                                              holds, the Fund may lose income
                                              and may have to invest the
                                              proceeds in bonds with lower
                                              yields.

                                              INCOME RISK. The income
                                              shareholders receive from the Fund
                                              is based primarily on the interest
                                              it earns from its investments as
                                              well as the gains the Fund
                                              receives from writing options and
                                              selling portfolio securities, each
                                              of which can vary widely over the
                                              short and long term. If prevailing
                                              market interest rates decline,
                                              interest rates on debt securities
                                              held by the Fund, and
                                              shareholders' income from the
                                              Fund, would likely decline as
                                              well.

                                              INFLATION/DEFLATION RISK.
                                              Inflation risk is the risk that
                                              the value of assets or income from
                                              the Fund's investment will be
                                              worth less in the future as
                                              inflation decreases the value of
                                              money. As inflation increases, the
                                              real, or inflation adjusted, value
                                              of the Fund's Common Shares and
                                              distributions can decline and the
                                              interest payments on Fund
                                              borrowings, if any, may increase
                                              or the dividend payments on the
                                              Fund's preferred stock, if any,
                                              may increase. Deflation risk is
                                              the risk that prices throughout
                                              the economy decline over time --
                                              the opposite of inflation.
                                              Deflation may have an adverse
                                              effect on the creditworthiness of
                                              issuers and may make issuer
                                              default more likely, which may
                                              result in a decline in the value
                                              of the Fund's portfolio.

                                              TAX RISK. Reference is made to
                                              "Federal Income Tax Matters" for
                                              an explanation of the federal
                                              income tax consequences and
                                              attendant risks of investing in
                                              the Fund. Certain transactions
                                              entered into by the Fund are
                                              subject to special tax rules that
                                              may, among other things, (i)
                                              affect the character of gains and
                                              losses realized, (ii) disallow,
                                              suspend or otherwise limit the
                                              allowance of certain losses or
                                              deductions and (iii) accelerate
                                              the recognition of income without
                                              a corresponding receipt of cash
                                              (with which to make the necessary
                                              distributions to satisfy
                                              distribution requirements
                                              applicable to regulated investment
                                              companies). Operation of these
                                              rules may affect the character,
                                              amount and timing of distributions
                                              to shareholders. Special tax rules
                                              may also require the Fund to mark
                                              to market certain types of
                                              positions in its portfolio,
                                              including some of its call options
                                              (i.e., treat them as sold on the
                                              last day of the taxable year), and
                                              may result in the recognition of
                                              income without a corresponding
                                              receipt of cash. The Fund intends
                                              to monitor its transactions, to
                                              make appropriate tax elections and
                                              to make appropriate entries in its
                                              books and records to lessen the
                                              effect of these tax rules and
                                              avoid any possible
                                              disqualification for the favorable
                                              tax treatment afforded regulated
                                              investment companies.

                                              LIQUIDITY OF INVESTMENTS.
                                              Liquidity of a security or
                                              instrument relates to the ability
                                              to easily dispose of the security
                                              or instrument and the price to be
                                              obtained and does not generally
                                              relate to the credit risk or
                                              likelihood of receipt of cash at
                                              maturity. Illiquid securities or
                                              investments may trade at a
                                              discount from comparable, more
                                              liquid investments.

                                              MANAGEMENT RISK. The Fund is
                                              subject to management risk because
                                              it is an actively managed
                                              portfolio. The Adviser and the
                                              individual portfolio managers
                                              invest the assets of the Fund as
                                              they deem appropriate in
                                              implementing the Fund's investment
                                              strategy. Accordingly, the success
                                              of the Fund depends upon the
                                              investment skills and analytical
                                              abilities of the Adviser and the
                                              individual portfolio managers to
                                              develop and effectively implement
                                              investment strategies that achieve
                                              the Fund's investment objectives.
                                              There is no assurance that the
                                              Adviser and the individual
                                              portfolio managers will be
                                              successful in developing and
                                              implementing the Fund's investment
                                              strategy. Subjective decisions
                                              made by the Adviser and the
                                              individual portfolio managers may
                                              cause the Fund to incur losses or
                                              to miss profit opportunities on
                                              which it could otherwise have
                                              capitalized.

                                              MARKET DISRUPTION. The terrorist
                                              attacks in the United States on
                                              September 11, 2001 had a
                                              disruptive effect on the
                                              securities markets. These
                                              terrorist attacks and related
                                              events, including the war in Iraq,
                                              its aftermath, and continuing
                                              occupation of Iraq by coalition
                                              forces, have raised short-term
                                              market risk and may have adverse
                                              long-term effects on U.S. and
                                              world economies and markets. A
                                              similar disruption of the
                                              financial markets could impact
                                              trading in Common Shares and
                                              options, interest rates, credit
                                              risk, inflation and other factors
                                              relating to the Common Shares. The
                                              Fund cannot predict the effects of
                                              similar events in the future on
                                              the U.S. economy and securities
                                              markets.

                                              ANTI-TAKEOVER PROVISIONS. The
                                              Fund's Agreement and Declaration
                                              of Trust includes provisions that
                                              could limit the ability of other
                                              persons or entities to acquire
                                              control of the Fund or to change
                                              the composition of its Board. See
                                              "Description of Capital Structure
                                              -- Anti-Takeover Provisions in the
                                              Declaration of Trust."

                            SUMMARY OF FUND EXPENSES

   The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
 Sales load paid by you (as a percentage of offering price)........     4.50%
 Expenses borne by Common Shareholders.............................   .[   ]%(1)
 Dividend reinvestment plan fees...................................   None(2)

                                                             PERCENTAGE OF NET
                                                             ASSETS ATTRIBUTABLE
                                                             TO COMMON SHARES
                                                             -------------------
ANNUAL EXPENSES
    Management fee.................................................     0.85%
    Other expenses.................................................     0.20%(3)
    Total annual expenses..........................................     1.05%(4)
                                                                        ====

(1) The Adviser or an affiliate has agreed to reimburse all organizational costs and pay all offering costs (other than sales load) that exceed [$.04 per Common Share] [(.20% of the offering price).]

(2) You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(3) Estimated expenses based on the current fiscal year.

(4) The Adviser has contractually agreed to waive a portion of its Management Fee and/or reimburse the Fund to the extend Total annual expenses of the Fund exceed 1.05% annually.

      The expenses shown in the table are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately [ ] Common Shares. If the Fund issues fewer Common Shares, these expenses generally would increase. See "Management of the Fund" and "Dividend Reinvestment Plan."

EXAMPLE

   The following Example illustrates the expenses that you would pay on a $1,000 investment in Common Shares (including the sales load of $45 and estimated offering expenses of this offering of $[ ]), assuming (i) total [net] annual expenses of [ ]% of net assets attributable to Common Shares and (ii) a 5% annual returns*:

1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------          ------------          ------------          --------
 $                     $                     $                     $

      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER.

 * The example assumes that the estimated Other expenses set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                    THE FUND

      The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Delaware statutory trust on December 2, 2005, pursuant to an Agreement and Declaration of Trust, which is governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 5800 Corporate Drive Pittsburgh, PA 15237-7000, and it telephone number is 1-800-341-7400.

      This prospectus relates to the initial public offering of the Fund's common shares of beneficial interest, $0.01 par value (the "Common Shares"). See "Underwriting."

                                 USE OF PROCEEDS

      The net proceeds of this offering of Common Shares will be approximately $ (or $ assuming exercise of the Underwriters' over allotment option in full), which, after payment of the estimated offering expenses, will be invested in accordance with the Fund's investment objectives and policies as soon as practicable, but, in no event, assuming normal market conditions, later than three months after the receipt thereof. Pending such investment, the proceeds may be invested in high-quality, short-term debt securities, cash and/or cash equivalents. The Adviser or an affiliate has agreed to (i) reimburse all organizational costs of the Fund and (ii) pay all offering costs of the Fund (other than sales load) that exceed [$.04] per Common Share.

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

      The Fund's investment objective is to provide current income. Under normal market conditions, the Fund's investment program will consist primarily of (1) owning a portfolio of U.S. Government securities and U.S. Government Agency securities that pay interest in an attempt to generate current income and (2) selling call options on a continuous basis on individual or baskets of U.S. Government securities and U.S. Government Agency securities held by the Fund and/or options on futures on U.S. Government securities and U.S. Government Agency securities in an attempt to generate gains from option premiums (the "Option Strategy").There can be no assurance that the Fund will achieve its investment objective.

PRIMARY INVESTMENT POLICIES

      Under normal market conditions and after the initial investment period of up to approximately three months following completion of this offering, the Fund will invest at least 80% of the value of its net assets in U.S. Government securities. The Fund may invest up to 20% of its net assets in U.S. Government Agency securities. For purposes of the Fund's investments, U.S. Government securities are direct obligations of the U.S. Treasury including U.S. Treasury notes, bills and bonds. U.S. Government Agency securities, as used in this prospectus, include debt securities issued and/or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the United States. These securities may not be backed by the full faith and credit of the United States. In selecting portfolio securities, the Adviser, will consider the relative yield of different types of U.S. Government securities and U.S. Government Agency securities and its assessment of future interest rate patterns. Initially, the Fund is expected to have a duration of approximately between three and ten years, although the Adviser retains the flexibility to adjust the duration in its judgment.

      The Fund will seek to generate current earnings in part by employing an option strategy of writing (selling) call options on the Fund's portfolio on Government securities and U.S. Government Agency securities and/or options on futures on U.S. Government securities and U.S. Government Agency securities. The Fund expects to sell options on a continuous basis on substantially the full value of its holdings of U.S. Government securities or U.S. Government Agency securities and/or options on futures on U.S. Government securities and U.S. Government Agency securities. Under normal market conditions, at least 80% of the value of the Fund's total assets will be subject to written call options. Under the Option Strategy, the Fund will write call options such that the value of the securities underlying such options does not exceed the value of the Fund's portfolio. While the Fund will receive premiums under the Option Strategy, the Fund gives up any potential increase in the value of the securities above the exercise price specified in the written call option through the expiration date of the call option. In addition, up to 20% of the value of the Fund's total assets may be subject to written index call options.

      The options written by the Fund may be either exchange-traded or traded over-the-counter. The Fund may write (sell) call options that are either "European style" or "American style". "European style" call options may be exercised only on the expiration date. "American style" call options may be exercised at any point up to and including the expiration date.

      As the seller of call options, the Fund will receive cash (the premium) from option purchasers. The purchaser of a call option has the right to purchase the security at the price set in the contract (exercise or strike price) as of a specified date in the future (the option valuation date). The Fund earns money from the premium received for the contract. The Fund may also sell index call options. Index options are call options on a financial index. Index call options differ from options on individual securities in that index options (i) typically are settled in cash rather than by delivery of securities (meaning the exercise of an index option does not involve the actual purchase or sale of securities) and (ii) reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

      The Fund will generally write (sell) call options that are "out-of-the-money" or "at-the-money" at the time of sale. A call option is out-of-the-money if the strike price is greater than the underlying futures price; whereas an option is at-the-money when the underlying futures price equals, or nearly equals, the strike price. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the U.S. Government securities or U.S. Government Agency securities held by the Fund with respect to which the option was written, up to the exercise price. The Fund also reserves the right to sell call options that are "in-the-money" (I.E., those with an exercise price below the principal value of the security at the time of sale). When the price of the security upon which a call option is written rises, call options that were out-of-the-money when written may become in-the-money (I.E., the principal value of the security rises above the exercise price of the option), thereby increasing the likelihood that the options will be exercised and the Fund will be forced to sell the security at the exercise price upon the purchaser's exercise of the option.

      Initially, the Fund expects that it will primarily write call options whose terms to expiration range from [one to three months.] The Fund reserves the right to sell call options of both longer and shorter terms

      The Adviser will attempt to maintain for the Fund written call options positions on U.S. Government securities or U.S. Government Agency securities or futures on U.S. Government securities whose price movements, taken in the aggregate, are correlated with the price movements of the U.S. Government securities and U.S. Government Agency securities held in the Fund's portfolio. In doing so, the Adviser will consider data relating to the Fund's holdings, including interest rates, maturity and coupon rate. The Fund cannot guarantee that the Option Strategy will be effective. See "Risk Factors -- Risks Associated with Writing Call Options."

      The Fund's policies, under normal market conditions, that the Fund will invest at least 80% of its total assets in a portfolio of U.S. Government securities and that at least 80% of the value of the Fund's total assets will be subject to written call options on a continuous basis are non-fundamental policies and may be changed by the Fund's Board of Trustees (the "Board") without Common Shareholder approval following the provision of 60 days prior written notice to Common Shareholders.

      The Adviser believes that a strategy of owning a portfolio of U.S. Government securities and selling covered call options or options on futures on U.S. government securities can provide current income. The Adviser will be responsible for managing the Fund's overall investment management program, including the selection of the Fund's portfolio securities and the implementation of the Option Strategy. The Fund's Option Strategy is designed to produce current cash flow from option premiums. The Option Strategy is not designed for speculative purposes.

      The Fund expects to sell call options on a continuous basis on substantially the full value of its portfolio holdings. Under normal market conditions, at least 80% of the value of the Fund's total assets will be subject to written call options. The Adviser does not intend to sell call options representing amounts greater than the value of the Fund's portfolio holdings (i.e. take a "naked position). In addition, up to 20% of the value of the Fund's total assets may be subject to written index call options.

      The Fund may vary its investment objective and policies for temporary defensive purposes during periods in which the Adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant and in order to keep the Fund's cash fully invested, including during the period in which the net proceeds of the offering are being invested. Under such conditions, the Fund may invest up to 100% of its total assets in short-term securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by an established rating service, or other debt securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. This might negatively affect the Fund's ability to achieve its investment objective.

PRIMARY INVESTMENT TYPES

      The Fund may invest in, among other things, the type of securities and instruments described below.

      U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES. The Fund may invest in all U.S. Government securities and U.S. Government Agency securities of any maturity. The Fund will invest at least 80% of its net assets in U.S. Government securities. For purposes of the Fund's investments, U.S. Government securities are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. These securities include U.S. Treasury bills, notes and bonds. U.S. Government Agency securities, as used in this prospectus, include debt securities issued and/or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the United States. These securities may not be backed by the full faith and credit of the United States. U.S. Government-sponsored enterprises and instrumentalities are not agencies of the U.S. Government. Government sponsored enterprises are private corporations sponsored by the Federal government, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Securities issued by these entities are generally not supported by the full faith and credit of the United States. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only where the Fund is satisfied that the credit risk with respect to the issuers is minimal.

      OPTIONS--GENERALLY. The Fund's principal options activity will consist of writing (selling) covered call options on individual or baskets of portfolio securities held. The Fund may also purchase put options on individual or baskets of U.S. Government securities or U.S. Government Agency securities held in its portfolio to help protect against a decline in the value of its portfolio securities. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Certain options, known as "American style" options may be exercised at any time during the term of the option. Other options, known as "European style" options, may be exercised only on the expiration date of the option. The Adviser believes the Fund's Option Strategy will involve primarily European style options.

      The Fund will write "covered" call options. A call option on a security is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser (in accordance with procedures established by the Board) in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser as described above.

      If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option when purchased. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. In most cases, net gains from the Fund's option strategy will be short-term capital gains which, for federal income tax purposes, will constitute net investment company taxable income. See "Distributions--Federal income tax matters."

      The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the actual or perceived volatility of the underlying security, and the time remaining until the expiration date.

      The premium paid for an option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as an asset and equivalent liability. The Fund then adjusts over time the liability to the market value of the option. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices or otherwise at fair value as determined by the Board of the Fund.

   The transaction costs of buying and selling options consist primarily of commissions (which are imposed in opening, closing, exercise and assignment transactions), but may also include margin and interest costs in particular transactions. The impact of transaction costs on the profitability of a transaction may often be greater for options transactions than for transactions in the underlying securities because these costs are often greater in relation to options premiums than in relation to the prices of underlying securities. Transaction costs may be especially significant in option strategies calling for multiple purchases and sales of options, such as spreads or straddles.

      INDEX OPTIONS. Up to 20% of the value of the Fund's total assets may be subject to written index call options. Index options are call options on a financial index. The Fund will sell index call options that are exchange-listed [or traded over-the-counter] and that are "European style," meaning that the options may only be exercised on the expiration date of the option. However, the Fund may from time to time write call options that are "American style," meaning that the options may be exercised at any point up to and including the expiration date. Index options differ from options on individual securities in that index options (i) typically are settled in cash rather than by delivery of securities and (ii) reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

      CALL OPTIONS AND COVERED CALL WRITING. The Fund will primarily follow a principal options strategy known as "covered call option writing," which is a strategy designed to generate earnings and offset a portion of a market decline in the underlying security. The Fund will typically write (sell) options on securities held in the Fund's portfolio. It may however, sell futures on options.

      PUT OPTIONS. Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. As discussed above, the Fund may in certain circumstances purchase put options on the individual securities held in the portfolio to help protect against a decline in the value of the Fund's portfolio securities. The premiums paid to acquire put options will reduce amounts available for distribution from the Fund's options activity.

      OTC OPTIONS. The Fund may sell put and call options and/or options on futures on the over-the-counter ("OTC") markets. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as counterparty. SEE "RISK FACTORS--OTC OPTION RISK."

      SELLING OPTIONS ON FUTURES. In addition to writing call options on individual or baskets of U.S. Government securities and U.S. Government Agency securities, the Fund may write call options on futures contracts based upon U.S. Government securities and U.S. Government Agency securities. The Fund's use of such options on futures would be substantially similar to its use of options directly on individual or baskets of U.S. Government securities and U.S. Government Agency securities and involves substantially similar risks. Such options generally operate in the same manner as options written directly on the underlying securities. A futures contract is a contract to buy or sell a security at a specified price on a future date at a price agreed upon when the contract is made. A call option on a futures contract, in return for the premium paid to the seller, gives the buyer the right to assume a position in a futures contract at the specified exercise price at any time during the life of the contract. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds the exercise price of the call option on the future. If an option exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. As in the case of written call options on individual or baskets of U.S. Government securities and U.S. Government Agency securities, the Fund may enter into closing purchase transactions to close out options written on index futures at any time prior to expiration.

ADDITIONAL INVESTMENT TECHNIQUES

      The Fund may also invest in the securities and instruments as set forth below:

      WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until delivery is made or payment is received from the other party to the transaction.]

      BORROWINGS. The Fund may borrow money to the extent permitted under the 1940 Act as interpreted, modified or otherwise permitted by the regulatory authority having jurisdiction.

      PORTFOLIO TURNOVER. The Fund cannot accurately predict its portfolio turnover rate, but estimates an annual turnover rate of between [ ]% and [ ]%. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. The Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Fund's rate of turnover and may increase the incidence of net short-term capital gains which, upon distribution by the Fund, are taxable to Common Shareholders as ordinary income.

      SECURITIES LENDING. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Adviser to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justifies the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written covered call contract.

                                  RISK FACTORS

      NO  OPERATING  HISTORY.  The  Fund  is  a  newly  organized,   diversified
closed-end investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

      MARKET PRICE OF SHARES. The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Common Shares may likewise trade at a discount from net asset value. The trading price of the Common Shares may be less than the public offering price. The risk will be greater for investors who sell their Common Shares in a relatively short period after completion of the public offering. Net asset value will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the Fund.

      INVESTMENT AND MARKET RISK. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities like other market investments may fluctuate. Because the Fund intends to sell call options on a continuous basis on substantially the full value of its portfolio holdings, the Fund's appreciation potential from its investments in U.S. Government securities and U.S. Government Agency securities will be limited. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.

      ISSUER RISK. Issuer risk is the risk that the value of securities may decline for a number of reasons directly related to the issuer or borrower.

      INTEREST RATE RISK. The value of Fund shares will usually change in response to interest rate fluctuations. When interest rates decline, the value of fixed-rate securities held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of fixed-rate securities held by the Fund can be expected to decline, although the Fund is not likely to capture any or all of this increase due to the Fund's Option Strategy. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. Because U.S. interest rates have recently been at or near their lowest levels in many years, there is a greater than normal risk that interest rates will continue to rise and cause the value of the Fund's portfolio to decline in value. Fluctuations in the value of fixed-rate securities held by the Fund will not effect interest income received on the securities, but will be reflected in the Fund's net asset value.

      RISK ASSOCIATED WITH U.S. GOVERNMENT AGENCY SECURITIES. U.S. Government Agency securities, including securities issued by U.S. Government-sponsored enterprises and instrumentalities are not direct obligations of the United States and may not be backed by the full faith and credit of the United States. Certain U.S. Government-sponsored enterprises (such as the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government. However, other government-sponsored enterprises (such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks) are not backed by the full faith and credit of the U.S. Government. Such enterprises are supported only by the discretionary authority of the U.S. Government to purchase the enterprises' obligations, and therefore are subject to increased credit risk. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation has each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the credit quality, availability or investment character of the securities issued or guaranteed by these entities. Congress has been considering legislation that would affect the regulation of these institutions. To the extent that legislation or federal regulators impose additional requirements or restrictions with respect to the ability of such institutions to issue or guarantee securities, particularly in connection with highly leveraged transactions, the availability of government agency-issued or -guaranteed securities for investment may be adversely affected. Further, such legislation or regulation could depress the market value of government agency-issued or -guaranteed securities.

      RISKS ASSOCIATED WITH WRITING CALL OPTIONS. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The writer of an option has no control over when during the exercise period of the option it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Call options may not correlate exactly with a change in the market value of the underlying security which may impact the Fund's NAV.

      The Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      The Fund may effect option transactions in "over-the-counter" markets. Participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which in turn may subject the Fund to the risk that a counterparty will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such "counterparty risk" is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses to the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.

      RISKS OF SELLING INDEX CALL OPTIONS. Up to 20% of the value of the Fund's total assets may be subject to written index call options. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.

      A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well- executed options program may be adversely affected by market behavior or unexpected events. As the writer of index call options, the Fund will forgo, during the option's life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of applicable index at contract termination over the exercise price of the option. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

      EXTENSION RISK. The risk that certain obligations will be paid off more slowly by the obligor than anticipated causing the value of these securities to fall.

      CREDIT RISK. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in the issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

      Obligations issued or guaranteed by the U.S. Government are considered to have minimal credit risk. Obligations issued or guaranteed by U.S. Government agencies or U.S. Government-sponsored enterprises and instrumentalities, which are generally not supported by the full faith and credit of the United States, may be more exposed to credit risk.

      CALL AND REDEMPTION RISK. A bond's issuer may call a bond for redemption before it matures. If this happens to a bond the Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

      INCOME RISK. The income shareholders receive from the Fund is based primarily on the interest it earns from its investments as well as the gains the Fund receives from writing options and selling portfolio securities, each of which can vary widely over the short and long term. If prevailing market interest rates decline, interest rates on debt securities held by the Fund, and shareholders' income from the Fund, would likely decline as well.

      INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of assets or income from the Fund's investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real, or inflation adjusted, value of the Fund's Common Shares and distributions can decline and the interest payments on Fund borrowings, if any, may increase or the dividend payments on the Fund's preferred stock, if any, may increase. Deflation risk is the risk that prices throughout the economy decline over time -- the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

      TAX RISK. Reference is made to "Federal Income Tax Matters" for an explanation of the federal income tax consequences and attendant risks of investing in the Fund. Certain transactions entered into by the Fund are subject to special tax rules that may, among other things, (i) affect the character of gains and losses realized, (ii) disallow, suspend or otherwise limit the allowance of certain losses or deductions and (iii) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to regulated investment companies). Operation of these rules may affect the character, amount and timing of distributions to shareholders. Special tax rules may also require the Fund to mark to market certain types of positions in its portfolio, including some of its call options (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor its transactions, to make appropriate tax elections and to make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the favorable tax treatment afforded regulated investment companies.

      LIQUIDITY OF INVESTMENTS. Liquidity of a security or instrument relates to the ability to easily dispose of the security or instrument and the price to be obtained and does not generally relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities or investments may trade at a discount from comparable, more liquid investments.

      MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser and the individual portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund's investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of the Adviser and the individual portfolio managers to develop and effectively implement investment strategies that achieve the Fund's investment objectives. There is no assurance that the Adviser and the individual portfolio managers will be successful in developing and implementing the Fund's investment strategy. Subjective decisions made by the Adviser and the individual portfolio managers may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized.

      ANTI-TAKEOVER PROVISIONS. The Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. See "Description of Capital Structure -- Anti-Takeover Provisions in the Declaration of Trust."

      MARKET DISRUPTION. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. These terrorist attacks and related events, including the war in Iraq, its aftermath, and continuing occupation of Iraq by coalition forces, have raised short-term market risk and may have adverse long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact trading in Common Shares and options, interest rates, credit risk, inflation and other factors relating to the Common Shares. The Fund cannot predict the effects of similar events in the future on the U.S. economy and securities markets.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

      The management of the Fund, including general supervision of the duties performed by the Adviser under the Advisory Agreement (as defined below), is the responsibility of the Fund's Board of Trustees. There are [ ] Trustees of the Fund. [ ] of the Trustees are "interested persons" (as defined in the 1940 Act). The name and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations are set forth under "Management of the Fund" in the Statement of additional information.

THE ADVISER

      Federated Investment Management Company acts as the Fund's investment adviser. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated Investors, Inc. is one of the largest investment managers in the United States, managing $207.4 billion in assets as of September 30, 2005. With 138 mutual funds and separately managed accounts in a wide range of investment strategies, Federated provides comprehensive investment management to nearly 5,600 institutions and intermediaries including corporations, government entities, insurance companies, foundations and endowments, banks and broker/dealers.

      The  Fund's  Portfolio  Managers  are  Donald T.  Ellenberger  and Liam C.
O'Connell who are responsible for the overall management of the Fund's investments. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University. Mr. O'Connell joined Federated in September 2003 as an Investment Analyst of the Fund's Adviser. He was named an Assistant Vice President of the Adviser in January 2005. From 2001 to 2003, Mr. O'Connell attended MIT's Sloan School of Management, receiving his M.B.A. Mr. O'Connell served as an engineer with the Naval Surface Warfare Center from 1998 to 2001. Mr. O'Connell also holds a B.S. in Naval Architecture and Marine Engineering from the Webb Institute of Naval Architecture, and an M.S. from the Johns Hopkins University.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

      The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

INVESTMENT ADVISORY AGREEMENT

      Pursuant to an investment management agreement between the Adviser and the Fund, The Adviser will receive an annual fee in a maximum amount equal to [0.85%] of the average daily value of the Fund's Managed Assets (the "Management Fee"). For these purposes, "Managed Assets" means the total assets of the Fund (including assets attributable to any form of investment leverage that the Fund may in the future determine to utilize) minus the sum of accrued liabilities (other than debt representing financial leverage). [The Adviser has contractually agreed to reimburse the Fund to the extent total fund expenses exceed [1.05%] annually.]

      In addition to the Management Fee of the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, transfer and dividend disbursing agent expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

ADMINISTRATIVE AGREEMENT

      Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. The Administrator's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:
[TO BE PROVIDED UPON AMENDMENT]

                                  DISTRIBUTIONS

      Commencing with the Fund's first distribution, the Fund intends to make regular monthly cash distributions to Common Shareholders. To permit the Fund to maintain more stable distributions, distribution rates will be based on projected annual income available for distribution. As a result, the distributions paid by the Fund for any particular month may be more or less than the amount of income available for distribution from that month. In certain circumstances, the Fund may be required to sell a portion of its investment portfolio to fund distributions. Distributions will reduce the Common Shares' net asset value. The amount of each monthly distribution will vary depending on a number of factors, including the asset mix and the Fund's use of hedging. As portfolio and market conditions change, the rate of distributions on the Common Shares and the Fund's distribution policy could change. In its distributions, the Fund intends to include amounts attributable to the imputed interest derived from certain derivative positions. [In certain circumstances, this practice may result in a portion of distributions to Common Shareholders being characterized as return of capital for federal income tax purposes as discussed below.] The Board may modify its distribution policy at any time without obtaining the approval of Common Shareholders. The initial distribution is expected to be declared approximately [45] days and paid approximately [60 to 90] days after the completion of this offering, depending on market conditions. See "Tax Matters."

      The net investment income of the Fund will consist of all interest income accrued on portfolio investments, short-term capital gain (including short-term gains on terminated option positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Fund. Expenses of the Fund will be accrued each day. Substantially all of the Fund's investment company taxable income will be distributed each year. In addition, at least annually, the Fund intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). To the extent that the Fund's net investment income and net capital gain for any year exceed the total monthly distributions paid during the year, the Fund will make a special distribution at or near year-end of such excess amount as may be required. If the Fund's total monthly distributions in any year exceed the amount of its net investment income and net capital gain for the year, any such excess would be characterized as a return of capital for federal income tax purposes. Under the 1940 Act, for any distribution that includes amounts from sources other than net income, the Fund is required to provide the Common Shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts.

      If, for any calendar year, as discussed above, the total distributions made under the Fund's policy exceed the Fund's net investment taxable income and net capital gain, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each Common Shareholder (up to the amount of the Common Shareholder's basis in his or her Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a tax-free return of capital will reduce the Common Shareholder's adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares.

      See "Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to common shareholders may be automatically reinvested in shares of Common Shares. Dividends and distributions may be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash.

                           FEDERAL INCOME TAX MATTERS

      The following discussion of federal income tax matters is based on the advice of Kirkpatrick & Lockhart Nicholson Graham LLP, counsel to the Fund. The Fund intends to elect to be treated and to qualify each year as a regulated investment company under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its regulated investment company status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a regulated investment company and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

      The Fund will distribute each year all or substantially all of its net investment income, which consists of all interest income accrued on portfolio investments, short-term capital gain (including short-term gains on terminated options positions and gains on the sale of portfolio investments held one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Fund. Distributions of net investment income generally are taxable to Common Shareholders as ordinary income. The Fund will also distribute at least annually any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). Distributions of the Fund's net capital gain ("capital gain dividends"), if any, are taxable to Common Shareholders as long-term capital gain, regardless of the length of time Common Shares have been held by Common Shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's Common Shares and, after the adjusted tax basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Common Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). The Fund's distributions generally will not qualify either for the dividends received deduction generally available to corporate taxpayers or as qualified dividend income subject to favorable tax rates for individual taxpayers.

      The Fund's transactions in options are subject to special and complex federal income tax provisions that may, among other things, (i) convert dividends that would otherwise constitute qualified dividend income into higher taxed short-term capital gain or ordinary income, (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) and
(vi) cause the Fund to recognize income or gain without a corresponding receipt of cash.

      Certain transactions entered into by the Fund are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs).
Operation of these rules may affect the character, amount and timing of distributions to shareholders. Special tax rules may also require the Fund to mark-to-market (i.e., treat them as sold on the last day of the taxable year) certain types of positions in its portfolio (i.e., some of the call options written by the Fund) and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

      The taxation of options such as the Fund expects to write and purchase is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. With respect to a put on a security that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the amount paid to acquire the position reduces the amount realized on the underlying security in determining gain or loss. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

      As discussed above the Fund may sell OTC options. In the case of any Fund transactions involving listed non equity options or options on futures contracts, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to be treated as 60% long-term and 40% short-term capital gain or loss. In addition, the Fund generally will be required to "mark to market" (i.e., treat as sold for fair market value) each such position which it holds at the close of each taxable year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules. Section 1256 Contracts include certain options contracts, certain regulated futures contracts, and certain other financial contracts.

      Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in securities. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

      The Code contains special rules that apply to "straddles," defined generally as the holding of "offsetting positions with respect to personal property." For example, the straddle rules normally apply when a taxpayer holds a security and an offsetting option with respect to such security or substantially identical securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund may enter into certain investments that may constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized. Similarly, "wash sale" rules apply to prevent the recognition of loss by the Fund from the disposition of securities at a loss in a case in which identical or substantially identical securities (or an option to acquire such property) is or has been acquired within a prescribed period.

      The Code allows a taxpayer to elect to offset gains and losses from positions that are part of a "mixed straddle." A "mixed straddle" is any straddle in which one or more but not all positions are Section 1256 Contracts. The Fund may be eligible to elect to establish one or more mixed straddle accounts for certain of its mixed straddle trading positions. The mixed straddle account rules require a daily "marking to market" of all open positions in the account and a daily netting of gains and losses from positions in the account. At the end of a taxable year, the annual net gains or losses from the mixed straddle account are recognized for tax purposes. The application of the mixed straddle account rules is not entirely clear. Therefore, there is no assurance that a mixed straddle account election by the Fund will be accepted by the IRS.

      Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gains on short sales generally are short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In addition, these rules may also terminate the running of the holding period of "substantially identical property" held by the Fund.

      Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

      The Fund will inform Common Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

      Selling Common Shareholders will generally recognize gain or loss in an amount equal to the difference between the Common Shareholder's adjusted tax basis in the Common Shares sold and the amount received. If the Common Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain distributions) (5% for individuals in the 10% or 15% tax brackets). Any loss on a disposition of Common Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to those Common Shares. For purposes of determining whether Common Shares have been held for six months or less, the holding period is suspended for any periods during which the Common Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Common Shares will be disallowed to the extent those Common Shares are replaced by other Common Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Common Shares (whether through the reinvestment of distributions, which could occur, for example, if the Common Shareholder is a participant in the Plan (as defined below) or otherwise). In that event, the basis of the replacement Common Shares will be adjusted to reflect the disallowed loss.

      An investor should be aware that, if Common Shares are purchased shortly before the record date for any taxable distribution (including a capital gain distribution), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Common Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Common Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to "backup" federal income tax withholding at the fourth lowest rate of tax applicable to a single individual (in 2006, 28%).

      The foregoing briefly summarizes some of the important federal income tax consequences to Common Shareholders of investing in Common Shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Unless otherwise noted, this discussion assumes that an investor is a U.S. person and holds Common Shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the IRS retroactively or prospectively. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any pending or proposed tax law changes.

                           DIVIDEND REINVESTMENT PLAN

      Unless the registered owner of Common Shares elects to receive cash by contacting the Plan Administrator, all dividends declared on Common Shares of the Fund will be automatically reinvested by [ ] (the "Plan Administrator"), the administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional Common Shares of the Fund. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator, as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator at the address set forth below if your Shares are registered in your name or by contacting your bank, broker or other entity if your Shares are held in street or other nominee name. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker. The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder's Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(1) through receipt of additional unissued but authorized Common Shares from the Fund ("Newly Issued Common Shares") or (2) by purchase of outstanding Common Shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date, which will be approximately ten days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date.

      Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

      The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

      In the case of record shareholders such as banks, brokers or nominees which hold Common Shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder and held for the account of beneficial owners who participate in the Plan.

      There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See "Tax Matters." Participants that request a sale of shares through the Plan Administrator are subject to a $15.00 sales fee and a $.12 per share sold brokerage commission.

      The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

      All correspondence or questions concerning the Plan should be directed to the Plan Administrator, [ ].

                        DESCRIPTION OF CAPITAL STRUCTURE

      The Fund is an unincorporated statutory trust organized under the laws of the state of Delaware on December 2, 2005 by a Certificate of Trust pursuant to an Agreement and Declaration of Trust dated [ ], 2005 (the "Declaration of Trust"). The Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of Common Shares. The Fund intends to hold annual meetings of Common Shareholders in compliance with the requirements of the New York Stock Exchange.

COMMON SHARES

      The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional common shares of beneficial interest, $.01 par value per share. Each Common Share represents an equal proportionate interest in the assets of the Fund with each other Common Share in the Fund. Holders of Common Shares will be entitled to the payment of distributions when, as and if declared by the Board. The 1940 Act or the terms of any future borrowings or issuance of preferred shares may limit the payment of distributions to the holders of Common Shares. Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the Securities Exchange Commission. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among the holders of the Common Shares. The Declaration of Trust provides that Common Shareholders are not liable for any liabilities of the Fund, and requires inclusion of a clause to that effect in agreements entered into by the Fund and, in coordination with the Fund's By-laws, indemnifies shareholders against any such liability.

      The Fund has no current intention to issue preferred shares or to borrow money. However, if at some future time there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund's total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares. In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of preferred shares from a nationally recognized statistical rating agency (a "Rating Agency"). These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund's ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company for federal income tax purposes. If the Fund were in the future to issue preferred shares or borrow money, it would intend, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any potential impairment of the Fund's status as a regulated investment company. See "Federal Income Tax Matters." Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

      The Fund has no present intention of offering additional Common Shares, except as described herein. Other offerings of its Common Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Common Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund's outstanding Common Shares. The Common Shares have no preemptive rights.

      The Fund generally will not issue Common Share certificates. However, upon written request to the Fund's transfer agent, a share certificate will be issued for any or all of the full Common Shares credited to an investor's account. Common Share certificates that have been issued to an investor may be returned at any time.

REPURCHASE OF COMMON SHARES AND OTHER DISCOUNT METHODS

      Because shares of closed-end management investment companies frequently trade at a discount to their net asset values, the Board has determined that from time to time it may be in the interest of Common Shareholders for the Fund to take corrective actions to reduce trading discounts in the Common Shares. The Board, in consultation with the Adviser, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the net asset value of the Common Shares, the liquidity of the assets of the Fund, the effect on the Fund's expenses, whether such transactions would impair the Fund's status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions that may have a material effect on the Fund's ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or, if undertaken, that such actions will result in the Common Shares trading at a price equal to or approximating their net asset value. The Board, in consultation with the Adviser, may from time to time review other possible actions to reduce trading discounts in the Common Shares.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

      The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board and could have the effect of depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board is divided into three classes, with the term of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that elected such Trustee and are entitled to vote on the matter.

      In addition, the Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of a class of shares and their associates, unless the Board shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

      The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of Common Shareholders generally. Reference should be made to the Declaration of Trust on file with the Securities Exchange Commission for the full text of these provisions.

CONVERSION TO OPEN-END FUND

      To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the Trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund will be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. Conversion of the Fund to an open-end investment company would require the redemption of any outstanding preferred shares, if any, which could eliminate or alter the leveraged capital structure of the Fund with respect to the Common Shares. Following any such conversion, it is also possible that certain of the Fund's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the Common Shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the 1940 Act, at their NAV, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new shares would be sold at NAV plus a sales load. The Board believes, however, that the closed-end structure is desirable in light of the Fund's investment objective and policies. Therefore, you should assume that it is not likely that the Board would vote to convert the Fund to an open-end fund.

                                  UNDERWRITING

      Subject to the terms and conditions stated in the purchase agreement dated , 2005, each Underwriter named below, for which [ ] is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.


                                                                   NUMBER OF
      UNDERWRITER                                                  COMMON SHARES
      -----------                                                  -------------

      Merrill Lynch, Pierce, Fenner & Smith
                  Incorporated












                                                                   ------------
     Total........................................................
                                                                   ============

      The underwriting agreement provides that the obligations of the Underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions. The Underwriters are obligated to purchase all the Common Shares (other than those covered by the over-allotment option described below) if they purchase the Common Shares.

      The Underwriters, for whom [ ] are acting as representatives, propose to offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the Common Shares to dealers at the public offering price less a concession not to exceed $[ ] per Common Share. The sales load the Fund will pay of $0.90 per Common Share is equal to 4.5% of the initial offering price. The Underwriters may allow, and such dealers may reallow, a concession not to exceed $[ ] per Common Share on sales to certain other dealers. If all of the Common Shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any Common Shares purchased on or before [ ], 2005. The representatives have advised the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

      The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to [ ] additional Common Shares at the public offering price less the sales load. The Underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each Underwriter will be obligated, subject to certain conditions, to purchase a number of additional Common Shares approximately proportionate to such Underwriter's initial purchase commitment.

      The Fund and the Adviser have agreed that, for a period of 180 days from the date of this Prospectus, they will not, without the prior written consent of [ ], on behalf of the Underwriters, dispose of or hedge any Common Shares or any securities convertible into or exchangeable for Common Shares. [ ], in its sole discretion, may release any of the securities subject to these agreements at any time without notice.

      Prior to the offering, there has been no public market for the Common Shares. Consequently, the initial public offering price for the Common Shares was determined by negotiation among the Fund, the Adviser and the representatives. There can be no assurance, however, that the price at which the Common Shares will sell in the public market after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. [The Common Shares have been authorized for listing on the New York Stock Exchange, subject to notice of issuance.]

      The following table shows the sales load that the Fund will pay to the Underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the Underwriters' option to purchase additional Common Shares.

                                                           PAID BY FUND
                                                   -----------------------------
                                                   NO EXERCISE     FULL EXERCISE
                                                   -----------     -------------

Per share.......................................        $             $
                                                        -------       -------
Total...........................................        $             $
                                                        =======       =======

      The Fund and the Adviser have each agreed to indemnify the several Underwriters against certain liabilities, including liabilities under the
Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make because of any of these liabilities.

      [The Fund has agreed to pay the Underwriters $0.005 per Common Share as a partial reimbursement of expenses incurred in connection with the offering. The Adviser has agreed to pay the amount by which the Fund's offering costs (other than the sales load but inclusive of the reimbursement of Underwriter expenses of $0.005 per share) exceed $0.04 per share. The Adviser has agreed to pay all of the Fund's organizational expenses.]

      ADDITIONAL COMPENSATION. The Adviser (and not the Fund) has agreed to pay to [ ] and [ ] ("Qualifying Underwriters") from its own assets an annual fee of up to 0.15% respectively, of average daily value of the Fund's Managed Assets attributable to Common Shares sold by such Qualifying Underwriters (including a proportionate share of assets that may in the future be acquired using leverage). Such sales targets may be waived or lowered with respect to any Underwriter in the sole discretion of the Adviser. The sum of these fees will not exceed [ ]% of the total initial price to the public of the Common Shares offered hereby and will be payable in arrears at the end of each calendar quarter during the continuance of the Investment Advisory Agreement or other advisory agreement between the Adviser and the Fund. Additionally, the Adviser (and not the Fund) will pay to [ ] from its own assets a structuring fee for advice relating to the structure and design of the Fund and the organization of the Fund as well as services related to the sale and distribution of the Fund's Common Shares in an amount equal to $[ ], which is [ ]% of the total initial price to the public of the Common Shares offered hereby. The sum of the noted fees to be paid to the Qualifying Underwriters and [ ], the amounts paid by the Fund to reimburse certain Underwriter and other expenses and the sales load to be paid by the Fund will not exceed 9.00% of the total initial price to the public of the Common Shares offered hereby.

      In connection with the requirements for listing the Common Shares on the New York Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 2,000 beneficial owners in the United States. The minimum investment requirement is 100 Common Shares.

      Certain Underwriters may make a market in the Common Shares after trading in the Common Shares has commenced on the New York Stock Exchange. No Underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the Underwriter. No assurance can be given as to the liquidity of, or the trading market for, the Common Shares as a result of any market-making activities undertaken by any Underwriter. This Prospectus is to be used by any Underwriter in connection with the offering and, during the period in which a Prospectus must be delivered, with offers and sales of the Common Shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

      In connection with the offering, [ ] on behalf of the Underwriters, may purchase and sell Common Shares in the open market. These transactions may include short sales, syndicate covering transactions and stabilizing transactions. Short sales involve syndicate sales of Common Shares in excess of the number of Common Shares to be purchased by the Underwriters in the offering, which creates a syndicate short position. "Covered" short sales are sales of Common Shares made in an amount up to the number of Common Shares represented by the Underwriters' over-allotment option. In determining the source of Common Shares to close out the covered syndicate short position, the Underwriters will consider, among other things, the price of Common Shares available for purchase in the open market as compared to the price at which they may purchase Common Shares through the overallotment option. Transactions to close out the covered syndicate short involve either purchases of Common Shares in the open market after the distribution has been completed or the exercise of the overallotment option. The Underwriters may also make "naked" short sales of Common Shares in excess of the over-allotment option. The Underwriters must close out any naked short position by purchasing Common Shares in the open market. A naked short position is more likely to be created if the Underwriters are concerned that there may be downward pressure on the price of Common Shares in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of bids for or purchases of Common Shares in the open market while the offering is in progress.

      The Underwriters also may impose a penalty bid. Penalty bids permit the Underwriters to reclaim a selling concession from a syndicate member when [ ] repurchases Common Shares originally sold by that syndicate member in order to cover syndicate short positions or make stabilizing purchases.

      Any of these activities may have the effect of preventing or retarding a decline in the market price of Common Shares. They may also cause the price of Common Shares to be higher than the price that would otherwise exist in the open market in the absence of these transactions. The Underwriters may conduct these transactions on the New York Stock Exchange or in the over-the-counter market, or otherwise. If the Underwriters commence any of these transactions, they may discontinue them at any time.

      A Prospectus in electronic format may be available on the website maintained by one or more of the Underwriters. The representatives may agree to allocate a number of Common Shares to the Underwriters for sale to their online brokerage account holders. The representatives will allocate Common Shares to Underwriters that may make internet distributions on the same basis as other allocations. In addition, Common Shares may be sold by the Underwriters to securities dealers who resell Common Shares to online brokerage account holders.

      The Fund anticipates that, from time to time, certain Underwriters may act as brokers or dealers in connection with the execution of the Fund's portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are Underwriters.

      Certain Underwriters have performed investment banking and advisory services for the Adviser, the Sub-Advisers and their affiliates from time to time, for which they have received customary fees and expenses. Certain Underwriters may, from time to time, engage in transactions with or perform services for the Adviser and the Sub-Advisers in the ordinary course of business.

      Prior to the public offering of Common Shares, an affiliate of the Adviser will purchase Common Shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

      The principal business address of [      ]. is [      ], [      ].


                          CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company ("State Street"), [address], Boston, Massachusetts is the custodian of the Fund and will maintain custody of the securities and cash of the Fund. State Street maintains the Fund's general ledger and computes net asset value per share daily.

      Computershare Limited [address] is the transfer agent and dividend disbursing agent of the Fund.

                                 LEGAL OPINIONS

      Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Kirkpatrick & Lockhart Nicholson Graham LLP, Boston, Massachusetts, and for the Underwriters by [ ], [ ].

                             REPORTS TO SHAREHOLDERS

      The Fund will send to Common Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      [ ] is the independent registered public accounting firm for the Fund and will audit the Fund's financial statements.

                             ADDITIONAL INFORMATION

      The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the Securities Exchange Commission. The complete Registration Statement may be obtained from the Securities Exchange Commission upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling 1-800-225-6265.

      Statements contained in this prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this prospectus forms a part, each such statement being qualified in all respects by such reference.

          TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
Additional Investment Information and Restrictions.........................
Trustees and Officers......................................................
Investment Advisory and Other Services.....................................
Determination of Net Asset Value...........................................
Portfolio Trading..........................................................
Taxes......................................................................
Other Information..........................................................
Independent Registered Public Accounting Firm..............................
Statement of Assets and Liabilities........................................
Notes to Financial Statements..............................................
Appendix A: Proxy Voting Policies and Procedures...........................   A-

                            THE FUND'S PRIVACY POLICY

Federated Investors, Inc. recognizes that you expect us to protect both your assets and your financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Federated policy that governs the handling of your information, how Federated obtains information, how that information is used and how it is kept secure.

INFORMATION FEDERATED RECEIVES
Federated may receive nonpublic personal information about you from the following sources:

         o We may receive information from you or from your financial representative on account applications, other forms or electronically. Examples of this information may include your name, address, Social Security Number, assets and income.

         o We may receive information from you or from your financial representative through transactions, correspondence, and other communications. Examples of this information include specific investments and your account balances.

         o We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

INFORMATION SHARING POLICY
Except as described below, Federated does not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for Federated's use only. If you decide to close your account(s) or become an inactive customer, we will adhere to these privacy policies and practices.

Federated will not disclose consumer information, account numbers, access numbers, or access codes for credit cards, deposit, or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail, or other marketing purposes.

Federated limits the sharing of nonpublic personal information about you with financial or non-financial companies or other entities, including companies affiliated with Federated, and other, nonaffiliated third parties, to the following exceptions:

         o We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

         o We may share information when it is required or permitted by law. For example, information may be shared to protect you against fraud or with someone who has a legal or beneficial interest, such as your power of attorney, or in response to a subpoena.

         o We may disclose some or all of the information described above with companies that perform marketing or other services on our behalf.

For example, we may share information about you with the financial intermediary (bank, investment adviser, or broker-dealer) through whom you purchased Federated products or services, or with providers of marketing, legal, accounting, or other professional services.

This is only a summary of the Fund's privacy policy, for more information and copy of the complete privacy policy, please call 1-800-341-7400.

================================================================================

                                     SHARES

                      FEDERATED COVERED CALL TREASURY FUND

                                  COMMON SHARES


                                     (LOGO)

                          ----------------------------



                                   PROSPECTUS


                                    [ ], 2006


                          ----------------------------


                                    [      ]


                                    [      ]


                                    [      ]















================================================================================

                                          SUBJECT TO COMPLETION DECEMBER 8, 2005

STATEMENT OF ADDITIONAL INFORMATION
[       ], 2006

FEDERATED COVERED CALL TREASURY FUND

FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000
1-800-341-7400

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Additional Investment Information and Restrictions............................
Trustees and Officers.........................................................
Investment Advisory and Other Services........................................
Determination of Net Asset Value..............................................
Portfolio Trading.............................................................
Taxes.........................................................................
Other Information.............................................................
Independent Registered Public Accounting Firm.................................
Financial Statements..........................................................
Appendix A: Ratings...........................................................A-
Appendix B: Proxy Voting Policies and Procedures..............................B-

     THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF FEDERATED COVERED CALL TREASURY FUND (THE "FUND") DATED [ ], 2006, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT 1-800-341-7400.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

     Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Fund's Prospectus.

               ADDITIONAL INVESTMENT INFORMATION AND RESTRICTIONS

     Primary investment strategies are described in the Prospectus. The following is a description of the various investment policies that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The Adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help to achieve the Fund's investment objectives.

     U.S. TREASURY SECURITIES. As described in the Prospectus, the Fund will invest primarily in U.S. Treasury securities. U.S. Treasury securities are direct obligations of the government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

     U.S. GOVERNMENT AGENCY SECURITIES. As described in the Prospectus, the Fund may also invest up to 20% of its net assets in U.S. Government Agency securities. U.S. Government Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

     Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

     A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as U.S. Treasury securities. The Fund treats mortgage -backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

     SECURITIES LENDING

     As described in the Prospectus, the Fund may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Adviser to be at least investment grade. All securities loans will be collateralized on a continuous basis by cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may receive loan fees in connection with loans that are collateralized by securities or on loans of securities for which there is special demand. The Fund may also seek to earn income on securities loans by reinvesting cash collateral in securities consistent with its investment objectives and policies, seeking to invest at rates that are higher than the "rebate" rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and in this SAI.

     Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to the Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either the Fund or the borrower at any time. Upon termination and the return of the loaned securities, the Fund would be required to return the related cash or securities collateral to the borrower and it may be required to liquidate longer term portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in the Fund realizing a loss at a time when it would not otherwise do so. The Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs. These risks are substantially the same as those incurred through investment leverage, and will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and in this SAI.

     The Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and the Fund will not be entitled to exercise voting or other beneficial rights on loaned securities. The Fund will exercise its right to terminate loans and thereby regain these rights whenever the Adviser considers it to be in the Fund's interest to do so, taking into account the related loss of reinvestment income and other factors.

     TEMPORARY INVESTMENTS

     The Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

INVESTMENT RESTRICTIONS

     The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. As a matter of fundamental policy the Fund may not:

         (1) Borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act"). The 1940 Act currently requires that any indebtedness incurred by a closed-end investment company have an asset coverage of at least 300%;

         (2) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (1) above. The 1940 Act currently defines "senior security" as any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. Debt and equity securities issued by a closed-end investment company meeting the foregoing asset coverage provisions are excluded from the general 1940 Act prohibition on the issuance of senior securities;

         (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

         (4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio investment;

         (5) Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objectives and policies, (b) entering into repurchase agreements, and (c) lending its portfolio securities;

         (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

         (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments;

         (8) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and except securities of other investment companies; and

         (9) Invest 25% or more of its total assets in any single industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The 1940 Act currently requires that the Fund have 300% asset coverage with respect to all borrowings other than temporary borrowings.

     In regard to restriction (5), the value of the securities loaned by the Fund may not exceed 33 1/3% of its total assets.

     For purposes of construing restriction (9), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries.

     Upon the Board's approval, the Fund may invest more than 10% of its total assets in one or more other management investment companies (or may invest in affiliated investment companies) to the extent permitted by the 1940 Act and rules thereunder.

     Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the Adviser if the security is not rated by a rating agency) will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

                             TRUSTEES AND OFFICERS

      The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. As used in this SAI, Federated Investment Management Company is the Fund's investment adviser (the "Adviser") and is a subsidiary of Federated Investors, Inc. ("Federated").

[INDEPENDENT TRUSTEE INFORMATION IN REQUIRED TABULAR FORMAT TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES]

                                                           TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND
NAME AND DATE OF BIRTH        POSTITON(S) WITH THE FUND    LENGTH OF SERVICE                  OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------

TRUSTEES
--------

J. CHRISTOPHER DONAHUE        Initial Trustee and          Since 12/2/05           Executive Officer and President of the Federated
                              President                                            Fund Complex; Director or Trustee of some of the
                                                                                   Funds in the Federated Fund Complex; President,
                                                                                   Chief Executive Officer and Director, Federated
                                                                                   Investors, Inc.; Chairman and Trustee, Federated
                                                                                   Investment Management Company; Trustee, Federated
                                                                                   Investment Counseling; Chairman and Director,
                                                                                   Federated Global Investment Management Corp.;
                                                                                   Chairman, Federated Equity Management Company of
                                                                                   Pennsylvania, Passport Research, Ltd. and
                                                                                   Passport Research II, Ltd.; Trustee, Federated
                                                                                   Shareholder Services Company; Director, Federated
                                                                                   Services Company.

                                                                                   Previous Positions: President, Federated
                                                                                   Investment Counseling; President and Chief
                                                                                   Executive Officer, Federated Investment
                                                                                   Management Company, Federated Global Investment
                                                                                   Management Corp. and Passport Research, Ltd



PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES [TO BE ADDED BY AMENDMENT]
---------------------------------------

                                                           TERM OF OFFICE AND
NAME AND DATE OF BIRTH        POSTITON WITH THE FUND       LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------

[NAME]                        President and Chief          Since 12/__/05
                              Executive officer

[NAME]                        Vice President               Since 12/__/05

[NAME]                        Treasurer and                Since 12/__/05
                              Principal Financial
                              and Accounting
                              Officer

[NAME]                        Chief Compliance             Since 12/__/05
                              Officer

COMMITTEES OF THE BOARD [TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES]
-----------------------
-----------------------------------------------------------------------------------------------------------------------------------
BOARD COMMITTEE           COMMITTEE MEMBERS         COMMITTEE FUNCTION                                      MEETING HELD
                                                                                                            SINCE FUND'S
                                                                                                            INCEPTION.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE                                           In between meetings of the full Board the
                                                    Executive Committee generally may exercise all the
                                                    powers of the full Board in the management and
                                                    direction of the business and conduct of the
                                                    affairs of the Corporation in such manner as the
                                                    Executive Committee shall deem to be in the best
                                                    interests of the Corporation. However, the
                                                    Executive Committee cannot elect or remove Board
                                                    members, increase or decrease the number of
                                                    Directors, elect or remove any Officer, declare
                                                    dividends, issue shares or recommend to
                                                    shareholders any action requiring shareholder
                                                    approval.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AUDIT                                               The purposes of the Audit Committee are to oversee
                                                    the accounting and financial reporting process of
                                                    the Fund, the Fund's internal control over
                                                    financial reporting, and the quality, integrity
                                                    and independent audit of the Fund's financial
                                                    statements.  The Committee also oversees or
                                                    assists the Board with the oversight of compliance
                                                    with legal requirements relating to those matters,
                                                    approves the engagement and reviews the
                                                    qualifications, independence and performance of
                                                    the Fund's independent registered public
                                                    accounting firm, acts as a liaison between the
                                                    independent registered public accounting firm and
                                                    the Board and reviews the Fund's internal audit
                                                    function.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NOMINATING                                          The Nominating Committee, whose members consist of
                                                    all Independent Directors, selects and nominates
                                                    persons for election to the Fund's Board when
                                                    vacancies occur. The Committee will consider
                                                    candidates recommended by shareholders,
                                                    Independent Directors, officers or employees of
                                                    any of the Fund's agents or service providers and
                                                    counsel to the Fund. Any shareholder who desires
                                                    to have an individual considered for nomination by
                                                    the Committee must submit a recommendation in
                                                    writing to the Secretary of the Fund, at the Fund
                                                    's address appearing on the back cover of this
                                                    Statement of Additional Information. The
                                                    recommendation should include the name and address
                                                    of both the shareholder and the candidate and
                                                    detailed information concerning the candidate's
                                                    qualifications and experience. In identifying and
                                                    evaluating candidates for consideration, the
                                                    Committee shall consider such factors as it deems
                                                    appropriate.  Those factors will ordinarily
                                                    include:  integrity, intelligence, collegiality,
                                                    judgment, diversity, skill, business and other
                                                    experience, qualification as an "Independent
                                                    Director," the existence of material relationships
                                                    which may create the appearance of a lack of
                                                    independence, financial or accounting knowledge
                                                    and experience, and dedication and willingness to
                                                    devote the time and attention necessary to fulfill
                                                    Board responsibilities.
-----------------------------------------------------------------------------------------------------------------------------------

SHARE OWNERSHIP

     The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and all Federated Funds overseen by the Trustee as of December 31, 200[ ]. [TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES]

                                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                                    EQUITY SECURITIES OWNED IN
                                                                                                    ALL REGISTERED FUNDS
                                                                  DOLLAR RANGE OF EQUITY            OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE                                                   SECURITIES OWNED IN THE FUND      THE FEDERATED FUND COMPLEX

INTERESTED TRUSTEES
  [NAME]......................................................         None
INDEPENDENT  TRUSTEES
  [NAME]......................................................         None
  [NAME]......................................................         None
  [NAME]......................................................         None
  [NAME]......................................................         None
  [NAME]......................................................         None

     As of December 31, 200[ ], no Independent Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Adviser, Federated Securities Corp., or Federated or any person controlling, controlled by or under common control with the Adviser or Federated.

     During the calendar years ended December 31,200[ ] and December 31, 200[ ], no Independent Trustee (or their immediate family members) had:

         1. Any direct or indirect interest in the Adviser, Federated Securities Corp., or Federated or any person controlling, controlled by or under common control with the Adviser, Federated Securities Corp., or Federated;

         2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by the Adviser or Federated, distributed by Federated Securities Corp., or a person controlling, controlled by or under common control with the Adviser , Federated or Federated Securities Corp; (iii) the Adviser, Federated or Federated Securities Corp; (iv) a person controlling, controlled by or under common control with the Adviser, Federated or Federated Securities Corp; or (v) an officer of any of the above; or

         3. Any direct or indirect  relationship with (i) the Trust or any Fund;
     (ii) another fund managed by the Adviser or Federated, distributed by Federated Securities Corp; or a person controlling, controlled by or under common control with Adviser, Federated or Federated Securities Corp; (iii) Adviser, Federated or Federated Securities Corp; (iv) a person controlling, controlled by or under common control with Adviser or Federated Securities Corp; or (v) an officer of any of the above.

     During the calendar years ended December 31, 200[ ] and December 31, 200[ ], no officer of the Adviser, Federated or Federated Securities Corp, or any person controlling, controlled by or under common control with Adviser, Federated or Federated Securities Corp served on the Board of Directors of a company where an Independent Trustee of the Fund or any of their immediate family members served as an officer.

     Trustees of the Fund who are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Federated Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Fund does not have a retirement plan for its Trustees.

     The fees and expenses of the Trustees of the Fund are paid by the Fund. (A Trustee of the Fund who is a member of the Federated organization receives no compensation from the Fund.) During the Fund's fiscal year ending [ ], 2006 it is anticipated that the Trustees of the Fund will earn the following compensation in their capacities as Trustees. For the year ended December 31, 200[ ], the Trustees earned the compensation set forth below in their capacities as Trustees from the funds in the Federated fund complex(1). [TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES]

                                                                           [NAME]     [NAME]        [NAME]     [NAME]      [NAME]
SOURCE OF COMPENSATION

Fund*..................................................................    $       0  $        0    $       0  $        0  $   0
Fund Complex...........................................................


----------
*  Estimated
(1)  As of [        ], 2006, the Federated fund complex consisted of 138 registered investment companies or series thereof.

     As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. In evaluating the Advisory Agreement between the Fund and the Adviser, the Board reviewed material furnished by the Adviser at the initial Board meeting held on January [ ], 2006, including the considerations referenced below and information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Advisory Agreement. The Board also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Board evaluated the level of skill required to manage the Fund and concluded that the human resources available at Federated were appropriate to fulfill effectively the duties of the Adviser on behalf of the Fund. The Board also considered the business reputation of the Adviser, its financial resources and professional liability insurance coverage and concluded that Federated would be able to meet any reasonably foreseeable obligations under the Advisory Agreement. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to approve the proposed arrangement.

     During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the investment company industry; comparable fees in the investment company industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

     In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not approve this new arrangement. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision not to approve an advisory contract. In particular, the Board recognizes that most shareholders will invest in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

     The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

     The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated will provide much of this information at each anticipated regular meeting of the Board, and has furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of the advisory contract was informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's projected short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and discussions related to anticipated performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

     The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. The Board also considered that the Adviser would enter into certain additional compensation arrangements with entities serving as underwriters to the Fund. The Adviser (and not the Fund) would make these payments to the underwriters.

     The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board does not consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

     PROXY  VOTING  POLICIES  AND  PROCEDURES.  The Board has  delegated  to the
Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES. The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

     The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

     On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

     On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

     On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

     On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

     The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

     In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES. The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST. The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

     The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

     If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

     PROXY VOTING REPORT. A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to www.federatedinvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.

                     INVESTMENT ADVISORY AND OTHER SERVICES

      INVESTMENT ADVISER. The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated. Federated Investors, Inc. is one of the largest investment managers in the United States, managing $207.4 billion in assets as of September 30, 2005. With 138 mutual funds and separately managed accounts in a wide range of investment strategies, Federated provides comprehensive investment management to nearly 5,600 institutions and intermediaries including corporations, government entities, insurance companies, foundations and endowments, banks and broker/dealers.

     The Advisory Agreement with the Adviser continues in effect for initial two year period until January [ ], 2008 and from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the Independent Trustees of the Fund cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund. [The Fund's Administration Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Fund's Trustees.] Each agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Trustees of the Fund, or by vote of the majority of the outstanding shares of the Fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund under such agreements on the part of the Adviser, the Adviser shall not be liable to the Fund for any loss incurred, to the extent not covered by insurance.

     Pursuant to the investment advisory agreement between the Fund and the Adviser, the Fund has agreed to pay and investment advisory fee, payable on a monthly basis, at an annual rate of [ ]% of the average daily gross assets of the Fund. Gross asset of the Fund shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtness for money borrowed.

     PORTFOLIO MANAGERS. The portfolio managers of the Fund are Liam O'Connell and Donald Ellenberger. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following tables show, as of [ ], 2005, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. None of the Accounts has an advisory fee that is based on the performance of the account. [TO BE COMPLETED UPON AMENDMENT]

                                                                      NUMBER OF            TOTAL ASSETS OF
                                                                      ACCOUNTS                   ACCOUNTS
---------------------------------------------------------------------------------------------------------
LIAM O'CONNELL*
Registered Investment Companies................................................        $
Other Pooled Investment Vehicles...............................................        $
Other Accounts.................................................................        $
DONALD ELLENBERGER*                                                                    $
Registered Investment Companies................................................        $
Other Pooled Investment Vehicles...............................................        $
Other Accounts.................................................................        $

*None of the Accounts has an advisory fee that is based on the performance of the account.

[None of the portfolio managers beneficially owned shares of the Fund as of the date of this SAI.]

DONALD ELLENBERGER: is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

     Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (I.E. [ ]), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if a portfolio manager has been managing the fund for less than five years; funds with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Ellenberger is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. In addition, Donald

Ellenberger serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is based on Federated's senior management's assessment of team contributions.

     Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers. Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support activities, with input from sales management.

     Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

     In addition, Mr. Ellenberger was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

     As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

LIAM O'CONNELL: is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are:
Research Performance, Leadership/Teamwork/Communication, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

     Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (I.E. [ ]), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years. As noted above, Mr. O'Connell is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. Additionally, a portion of Mr. O'Connell's IPP score is based on the equally-weighted performance of portfolios for which he provides research and analytical support. Liam O'Connell is a member of an Investment Team that establishes guidelines on various performance drivers (e.g., currency, duration, sector) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is determined by Federated's senior management's assessment of the team's contribution.

     Research performance focuses on the quality of security recommendations, timeliness and other qualitative factors and is assessed by the Chief Investment Officer and other managers in portfolio manager's group.

     Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

     Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: net fund flows relative to industry trends for the portfolio manager's Department, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

     As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

CODE OF ETHICS

     As required by SEC rules, the Fund and its Adviser have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

     The Code of  Ethics  can be  reviewed  and  copied  at the  Securities  and
Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:/www.sec.gov); or, upon payment of copying fees, by writing the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value per Common Share of the Fund is determined no less frequently than daily, generally on each day that the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per Common Share is determined by [ ], in the manner authorized by the Trustees of the Fund. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities by the number of shares outstanding.

     The Trustees of the Fund have established the following procedures for fair valuation of the Fund's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices.

     The Adviser and the valuation committee may implement new pricing methodologies or expand mark-to-market valuation of debt securities whose market prices are not readily available in the future, which may result in a change in the Fund's net asset value per share. The Fund's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for such debt securities. In determining the fair value of a debt security, the Adviser will consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the debt security, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the debt security, the terms and conditions of the debt security and any related agreements, and the position of the debt security in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the debt security, including price quotations for and trading in the debt security and interests in similar debt securities and the market environment and investor attitudes towards the debt security and interests in similar debt securities;
(v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the debt security; and (vi) general economic and market conditions affecting the fair value of the debt security. The fair value of each debt security is reviewed and approved by the Adviser's Valuation Committee and the Fund's Trustees.

     The Adviser uses an independent pricing service to value most loans and other debt securities at their market value. The Adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.

     Non-loan holdings (other than debt securities, including short term obligations) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation.

     Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Fund's Trustees.

     All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                PORTFOLIO TRADING

     Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the Adviser. The Adviser is also responsible for the execution of transactions for all other accounts managed by it. The Adviser places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the responsiveness of the firm to the Adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

     Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. There is generally no stated commission in the case of securities traded in the over-the- counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer.

     Although spreads or commissions paid on portfolio security transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Adviser's clients in part for providing brokerage and research services to the Adviser.

     As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the
Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

     It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an Adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the Adviser. The Adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the Adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the Adviser. For example, the Adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the Adviser is referred to herein as the "Third Party Research Services Payment Ratio."

     Consistent with the foregoing practices, the Adviser receives Research Services from many broker-dealer firms with which the Adviser places the Fund's transactions and from third parties with which these broker-dealers have arrangements. The Fund and the Adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the Adviser in connection with its investment responsibilities.

     Research Services received by the Advisers include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities market, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, databases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

     In the event that the Adviser executes Fund securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the Adviser has agreed to reduce the advisory fee payable by the Fund by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

     Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the independent cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the Adviser.

     The  investment  companies  sponsored by the Adviser or its  affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Directors or Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the Adviser. Such companies may also pay cash for such information.

     Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                                      TAXES

     The following discussion of federal income tax matters is based on the advice of Kirkpatrick & Lockhart Nicholson Graham LLP, counsel to the Fund. The Fund intends to elect to be treated and to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all or substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     In order to avoid incurring a 4% federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (which is the excess of its realized net long-term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, plus 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the Fund paid no federal income tax.

     If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

     Certain transactions entered into by the Fund are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs).
Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also will require the Fund to mark-to-market (i.e., treat them as sold on the last day of the taxable year) certain types of positions in its portfolio (i.e., some of the call options written by the Fund) and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

     The taxation of options such as the Fund expects to write and purchase is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. With respect to a put on a security that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the amount paid to acquire the position reduces the amount realized on the underlying security in determining gain or loss. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

     As discussed above the Fund may sell OTC options. In the case of any Fund transactions involving listed non equity options or options on futures contracts, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to be treated as 60% long-term and 40% short-term capital gain or loss. In addition, the Fund generally will be required to "mark to market" (i.e., treat as sold for fair market value) each such position which it holds at the close of each taxable year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules. Section 1256 Contracts include certain options contracts, certain regulated futures contracts, and certain other financial contracts.

     Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in securities. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

     The Code contains special rules that apply to "straddles," defined generally as the holding of "offsetting positions with respect to personal property." For example, the straddle rules normally apply when a taxpayer holds a security and an offsetting option with respect to such security or substantially identical securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund may enter into certain investments that may constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized. Similarly, "wash sale" rules apply to prevent the recognition of loss by the Fund from the disposition of securities at a loss in a case in which identical or substantially identical securities (or an option to acquire such property) is or has been acquired within a prescribed period.

     The Code allows a taxpayer to elect to offset gains and losses from positions that are part of a "mixed straddle." A "mixed straddle" is any straddle in which one or more but not all positions are Section 1256 Contracts. The Fund may be eligible to elect to establish one or more mixed straddle accounts for certain of its mixed straddle trading positions. The mixed straddle account rules require a daily "marking to market" of all open positions in the account and a daily netting of gains and losses from positions in the account. At the end of a taxable year, the annual net gains or losses from the mixed straddle account are recognized for tax purposes. The application of the mixed straddle account rules is not entirely clear. Therefore, there is no assurance that a mixed straddle account election by the Fund will be accepted by the IRS.

     Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gains on short sales generally are short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In addition, these rules may also terminate the running of the holding period of "substantially identical property" held by the Fund.

     Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

     The Fund will inform Common Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

     Selling Common Shareholders will generally recognize gain or loss in an amount equal to the difference between the Common Shareholder's adjusted tax basis in the Common Shares sold and the amount received. If the Common Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain distributions) (5% for individuals in the 10% or 15% tax brackets). Any loss on a disposition of Common Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to those Common Shares. For purposes of determining whether Common Shares have been held for six months or less, the holding period is suspended for any periods during which the Common Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Common Shares will be disallowed to the extent those Common Shares are replaced by other Common Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Common Shares (whether through the reinvestment of distributions, which could occur, for example, if the Common Shareholder is a participant in the Plan (as defined below) or otherwise). In that event, the basis of the replacement Common Shares will be adjusted to reflect the disallowed loss.

     An investor should be aware that, if Common Shares are purchased shortly before the record date for any taxable distribution (including a capital gain distribution), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Common Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Common Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to "backup" federal income tax withholding at the fourth lowest rate of tax applicable to a single individual (in 2006, 28%).

     Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the gross proceeds of sales of shares, at current rate of up to 28%. An individual's TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a Shareholder may be refunded or credited against such Shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

     The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

     If the Fund issues preferred shares, the Fund will designate dividends made to holders of shares and to holders of those preferred shares in accordance with each class's proportionate share of each item of Fund income (such as net capital gains and other taxable income).

     The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The IRS has taken the position that if a RIC has more than one class of shares, it may designate distributions made to each class in any year as consisting of no more than that class's proportionate share of particular types of income for that year, including ordinary income and net capital gain. A class's proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class. Accordingly, the Fund intends to designate a portion of its distributions in capital gain dividends in accordance with the IRS position.

     Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, in the opinion of Kirkpatrick & Lockhart Nicholson Graham LLP, counsel to the Fund, under current law the manner in which the Fund intends to allocate items of ordinary income and net capital gain among the Fund's Common Shares and any applicable preferred shares class will be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel's opinion and attempt to reallocate the Fund's net capital gain or other taxable income.

STATE AND LOCAL TAXES

     Shareholders should consult their own tax advisers as the state or local tax consequences of investing in the Fund.

                                OTHER INFORMATION

     The Fund is an organization of the type commonly known as a "Delaware business trust." The Fund's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

     The Fund's Prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     [ ], [CITY AND STATE] are the independent registered public accounting firm for the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                          [TO BE PROVIDED BY AMENDMENT]

                      FEDERATED COVERED CALL TREASURY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                    [     ], 2006

                                     ASSETS
  Cash........................................................................
  Offering costs..............................................................
  Receivable from Adviser.....................................................
  Total assets................................................................
                                   LIABILITIES
  Accrued offering costs......................................................
  Accrued organizational costs................................................
  Total liabilities...........................................................
Net assets applicable to [         ] common shares of beneficial interest
issued and outstanding........................................................
NET ASSET VALUE AND OFFERING PRICE PER SHARE..................................

                             STATEMENT OF OPERATIONS

      PERIOD FROM DECEMBER 2, 2005 (DATE OF ORGANIZATION) THROUGH [ ], 2006

INVESTMENT INCOME.............................................    $         --
                                                                  ------------
EXPENSES
  Organization costs..........................................................
  Expense reimbursement.......................................    (          )
                                                                   -----------
   Net expenses...............................................    $         --
                                                                  ------------
NET INVESTMENT INCOME.........................................    $         --
                                                                  ============

                       See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1:  ORGANIZATION

     The Federated Covered Call Treasury Fund (the "Fund") was organized as a Delaware business trust on December 2, 2005, and has been inactive since that date except for matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale of [ ] common shares to Adviser, the Fund's Investment Adviser.

     The Adviser, or an affiliate, has agreed to reimburse all organizational costs, estimated at approximately $[ ].

     The Adviser, or an affiliate, has agreed to pay all offering costs (other than sales loads) that exceed $[ ] per common share. The total estimated fund offering costs are $[ ], of which the Fund would pay $[ ] and the Adviser would pay $[ ] based on such estimate.

Federated Covered Call Treasury Fund is a newly organized, diversified, closed-end fund. The Fund's investment objective is to provide current income.

NOTE 2:  ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results may differ from those estimates.

     The Fund's share of offering costs will be recorded within paid in capital as a reduction of the proceeds from the sale of common shares upon the commencement of Fund operations. The offering costs reflected above assume the sale of [ ] common shares.

NOTE 3:  INVESTMENT MANAGEMENT AGREEMENT

     Pursuant to an investment advisory agreement between the Adviser and the Fund, the Fund has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of [ ]% of the average daily gross assets of the Fund.

NOTE 4:  FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments.

                                                                      APPENDIX A

                      DESCRIPTION OF SECURITIES RATINGS(+)
                        MOODY'S INVESTORS SERVICE, INC.

LONG-TERM DEBT SECURITIES RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

------------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Fund's fiscal year end.

    Should no rating be assigned, the reason may be one of the following:

        1. An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

        3. There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM DEBT SECURITIES RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-- rating.

     B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-- rating.

     CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-- rating.

     CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

     C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

     NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

COMMERCIAL PAPER RATING DEFINITIONS

     A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulner-able to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

     L: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

     BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

     B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC:  Bonds  have  certain  identifiable   characteristics  which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

    C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these bonds, and `D' represents the lowest potential for recovery.

     PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

    NR:  Indicates that Fitch does not rate the specific issue.

     CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

     F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the `F-1+' and `F-1' categories.

     F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                 * * * * * * *

     NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Fund is dependent on the Adviser's judgment, analysis and experience in the evaluation of such bonds.

     Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                      FEDERATED COVERED CALL TREASURY FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                                   [    ], 2006
                                   ------------

                      INVESTMENT ADVISER AND ADMINISTRATOR
                    Federated Investment Management Company
                              5800 Corporate Drive
                           Pittsburgh, PA 15237-7000
                                 1-800-341-7400

                                   CUSTODIAN
                                   [       ]
                                   [ADDRESS]

                                 TRANSFER AGENT
                                 [            ]
                                   [ADDRESS]

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                   [       ]

                                     PART C

                                OTHER INFORMATION

ITEM 25.  FINANCIAL STATEMENTS AND EXHIBITS

(1)       FINANCIAL STATEMENTS:

          Included in Part A:
          Not applicable.

          Included in Part B:
          Independent Auditor's Report*
          Statement of Assets and Liabilities*
          Notes to Financial Statement*

----------------------------
*To be added by amendment.

(2)    EXHIBITS:

          (a)     (1)    Certificate of Trust, dated December 2, 2005 filed
                         herewith.

                  (2)    Form of Declaration of Trust filed herewith.

          (b)     Form of By-Laws filed herewith.

          (c)     Not applicable.

          (d) Form of Specimen Certificate for Common Shares of Beneficial Interest to be filed by amendment.

          (e)     Form of Dividend Reinvestment Plan to be filed by amendment.

          (f)     Not applicable.

          (g)     Form of Investment Advisory Agreement dated [              ],
                  2005, to be filed by amendment.

          (h)     (1)    Form of Underwriting Agreement to be filed by
                         Amendment.

                  (2) Form of Master Agreement Among Underwriters to be filed by amendment.

                  (3) Form of Master Selected Dealer Agreement to be filed by amendment.

          (i)     Not applicable.

          (j)     Form of Custodian Agreement to be filed by amendment.

          (k)     (1)    Form of Transfer Agency Agreement to be filed by
                         amendment.

                  (2) Form of Administrations Agreement to be filed by amendment.

                  (3) Organizational and Expense Reimbursement Agreement to be filed by amendment.

          (l) Opinion and consent of Kirkpatrick & Lockhart Nicholson Graham LLP as to Registrant's Common Shares to be filed by amendment.

          (m)     Not applicable.

          (n) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

          (o)     Not applicable.

          (p) Form of Initial Capital Understanding to be filed by amendment.

          (q)     Not applicable.

          (r) Code of Ethics for Federated Investors, Inc. Access Persons, effective 1/1/2005, is incorporated herein by reference from
                  Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950).

          (s)     Power of Attorney dated [ ], 200[ ] to be filed by amendment.

ITEM 26.  MARKETING ARRANGEMENTS

     See Form of Underwriting Agreement to be filed by amendment.

ITEM 27.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees                               $_________________
National Association of Securities Dealers, Inc. Fees
New York Stock Exchange Fees
Costs of Printing and Engraving
Accounting Fees and Expenses
Legal Fees and Expenses
                                                           ==================
Total                                                      $_________________

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     None.

ITEM 29.  NUMBER OF HOLDERS OF SECURITIES

     Set forth below is the number of record holders as of December 6, 2005, of each class of securities of the Registrant:

Title of Class                                        Number of Record Holders
--------------                                        ------------------------
Common Shares of Beneficial                                       0
interest, par value $0.01 per share

ITEM 30.  INDEMNIFICATION

     Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article V of Registrant's Declaration of Trust, filed herewith. The Investment Advisory Contract between the Registrant and Federated Investment Management Company ("Adviser"), to be filed by amendment is expected to provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

     Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

For a description of the other business of the investment adviser, see the section entitled "Management of the Fund" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Trustees and Officers" (to be complete by amendment upon election of full board). The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

PRESIDENT/ CHIEF EXECUTIVE OFFICER AND TRUSTEE       Keith M. Schappert

VICE CHAIRMAN:                                       William D. Dawson, III

SENIOR VICE PRESIDENTS                               J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Richard Tito

VICE PRESIDENTS                                      Todd A. Abraham
                                                     Randall S. Bauer
                                                     Nancy J. Belz
                                                     G. Andrew Bonnewell
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone, Jr.

                                                     Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Ihab L. Salib
                                                     Roberto Sanchez-Dahl, Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     Paige M. Wilhelm
                                                     George B. Wright

ASSISTANT VICE PRESIDENTS                            Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
                                                     Karol M. Crummie
                                                     Richard Cumberledge
                                                     Kathyrn P. Glass
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Gene Neavin
                                                     Bob Nolte
                                                     Liam O'Connell
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Kyle D. Stewart
                                                     Mary Ellen Tesla
                                                     Nichlas S. Tripodes

                                                     Mark Weiss

SECRETARY                                            G. Andrew Bonnewell

TREASURER                                            Thomas R. Donahue

ASSISTANT TREASURER                                  Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 32.       LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     REGISTRANT                                     Federated Investors Funds
                                                    5800 Corporate Drive
                                                    Pittsburgh, PA  15237-7000

     FEDERATED SERVICES COMPANY                     Federated Investors Tower
     ("Administrator")                              1001 Liberty Avenue
                                                    Pittsburgh, PA  15222-3779

     FEDERATED INVESTMENT MANAGEMENT COMPANY        Federated Investors Tower
     ("Adviser")                                    1001 Liberty Avenue
                                                    Pittsburgh, PA  15222-3779

ITEM 33.  MANAGEMENT SERVICES

     Not applicable.

ITEM 34.  UNDERTAKINGS

     1. The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2.   Not applicable.

     3.   Not applicable.

     4.   Not applicable.

     5.   The Registrant undertakes that:

          a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

          b. for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

          6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania, on the 8th day of December 2005.


                                    FEDERATED COVERED CALL TREASURY FUND


                                    By:  /s/ J. Christopher Donahue
                                         --------------------------
                                         J. Christopher Donahue
                                         President and Chief Principal Officer

          Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                             Date
-------------------------     --------------------------        ----------------



/s/ J. Christopher Donahue    Initial Trustee, President        December 8, 2005
--------------------------    and Principal Executive
    J. Christopher Donahue    Officer


/s/ Richard J. Thomas         Treasurer and Principal           December 8, 2005
--------------------------    Financial and Accounting
    Richard J. Thomas

Exhibit List
------------

(a)(1)  Certificate of Trust

(a)(2)  Form of Declaration of Trust

(b)     Form of By-Laws